UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity®

Investment Grade Bond

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period * September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,034.70	$ 3.53**
Hypothetical A	$ 1,000.00	$ 1,021.32	$ 3.51**
Class T
Actual	$ 1,000.00	$ 1,034.10	$ 4.09
Hypothetical A	$ 1,000.00	$ 1,020.78	$ 4.06
Class B
Actual	$ 1,000.00	$ 1,030.50	$ 7.60
Hypothetical A	$ 1,000.00	$ 1,017.31	$ 7.55
Class C
Actual	$ 1,000.00	$ 1,030.20	$ 7.90
Hypothetical A	$ 1,000.00	$ 1,017.01	$ 7.85
Investment Grade Bond
Actual	$ 1,000.00	$ 1,036.00	$ 2.27
Hypothetical A	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,035.80	$ 2.37
Hypothetical A	$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.70%**
Class T	.81%
Class B	1.51%
Class C	1.57%
Investment Grade Bond	.45%
Institutional Class	.47%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .80% and the expenses paid in the actual and hypothetical examples above would have been $4.04 and $4.01, respectively.

Semiannual Report

Investment Changes

The information in the tables is based on the combined investments of the Fund and its pro-rata share of its investments of each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007 *	As of August 31, 2006 **
U.S. Government and U.S. Government Agency Obligations 53.9%	U.S. Government and U.S. Government Agency Obligations 52.9%
AAA 22.2%	AAA 14.6%
AA 7.6%	AA 4.0%
A 8.7%	A 8.0%
BBB 17.7%	BBB 20.3%
BB and Below 4.2%	BB and Below 4.2%
Not Rated 1.4%	Not Rated 1.8%
Short-Term Investments and Net Other Assets(dagger) (15.7)%	Short-Term Investments and Net Other Assets(dagger) (5.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	5.2	6.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	4.1	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Corporate Bonds 27.6%		Corporate Bonds 27.5%
	U.S. Government and U.S. Government Agency Obligations 53.9%		U.S. Government and U.S. Government Agency Obligations 52.9%
	Asset-Backed Securities 16.2%		Asset-Backed Securities 10.9%
	CMOs and Other Mortgage Related Securities 17.5%		CMOs and Other Mortgage Related Securities 14.0%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 0.4%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets(dagger) (15.7)%		Short-Term Investments and Net Other Assets(dagger) (5.8)%
* Foreign investments	9.8%	** Foreign investments	10.1%
* Futures and Swaps	17.7%	** Futures and Swaps	18.4%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.4%
Ford Motor Co.:
6.375% 2/1/29	$ 11,350	$ 8,399
6.625% 10/1/28	6,365	4,710
7.45% 7/16/31	40,245	32,297
		45,406
Media - 1.2%
Comcast Corp.:
4.95% 6/15/16	23,509	22,623
6.45% 3/15/37	11,633	12,172
Cox Communications, Inc. 6.45% 12/1/36 (a)	17,546	18,283
Gannett Co., Inc. 5.56% 5/26/09 (d)	15,990	16,001
Liberty Media Corp.:
5.7% 5/15/13	8,500	8,043
8.25% 2/1/30	19,105	19,518
News America Holdings, Inc. 7.75% 12/1/45	6,015	7,184
News America, Inc. 6.2% 12/15/34	11,825	11,883
Time Warner, Inc. 6.5% 11/15/36	12,380	12,844
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,508
		138,059
TOTAL CONSUMER DISCRETIONARY		183,465
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	11,020	10,569
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,519
Oil, Gas & Consumable Fuels - 1.1%
Nakilat, Inc. 6.067% 12/31/33 (a)	27,310	27,363
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	5,985	5,825
Pemex Project Funding Master Trust:
5.75% 12/15/15	53,736	53,467
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
7.375% 12/15/14	$ 33,610	$ 37,038
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,234
		132,927
TOTAL ENERGY		142,446
FINANCIALS - 7.9%
Capital Markets - 1.2%
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,204
JPMorgan Chase Capital XX 6.55% 9/29/36	50,190	52,270
Lazard Group LLC 7.125% 5/15/15	16,430	17,556
Morgan Stanley 5.66% 1/9/14 (d)	49,635	49,621
		138,651
Commercial Banks - 1.7%
Bank of America NA 6% 10/15/36	46,475	48,387
Bank One Corp. 5.25% 1/30/13	13,775	13,835
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,854
Export-Import Bank of Korea 5.25% 2/10/14 (a)	7,225	7,220
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,575
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	17,922
Korea Development Bank 5.75% 9/10/13	14,578	15,047
Wachovia Bank NA:
4.875% 2/1/15	20,250	19,715
5.85% 2/1/37	29,335	29,792
Wachovia Corp. 4.875% 2/15/14	1,791	1,750
Wells Fargo Bank NA 5.95% 8/26/36	28,949	30,360
		200,457
Consumer Finance - 0.1%
General Electric Capital Corp. 5.4% 2/15/17	13,360	13,473
Diversified Financial Services - 0.8%
Citigroup, Inc. 6.125% 8/25/36	21,260	22,479
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(d)	4,325	4,478
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,231
5.75% 1/2/13	2,935	3,020
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,791
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	15,505	15,744
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	$ 13,035	$ 12,671
5.5% 1/15/14 (a)	8,820	8,881
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	7,500	7,709
		89,004
Insurance - 0.5%
Assurant, Inc. 5.625% 2/15/14	6,095	6,153
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,398
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(d)	3,235	3,483
Lincoln National Corp. 7% 5/17/66 (d)	8,870	9,488
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(d)	18,775	18,524
Symetra Financial Corp. 6.125% 4/1/16 (a)	10,405	10,655
		61,701
Real Estate Investment Trusts - 2.4%
AMB Property LP 5.9% 8/15/13	9,635	9,881
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,168
5.25% 5/1/15	12,430	12,338
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,869
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	11,005
5.75% 4/1/12	9,625	9,803
Camden Property Trust:
5.875% 6/1/07	6,320	6,325
5.875% 11/30/12	6,435	6,611
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,888
5.5% 10/1/15	12,730	12,577
6.875% 8/15/12	5,000	5,325
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	957
5% 5/3/10	6,840	6,794
5.25% 4/15/11	5,400	5,396
5.375% 10/15/12	5,485	5,502
Duke Realty LP:
5.5% 3/1/16	10,700	10,714
5.95% 2/15/17	4,085	4,229
Equity One, Inc. 6.25% 1/15/17	4,535	4,676
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential 5.125% 3/15/16	$ 18,175	$ 17,913
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,873
6% 7/15/12	3,355	3,452
6.2% 1/15/17	2,580	2,693
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,985
HRPT Properties Trust 5.75% 11/1/15	2,925	2,965
Liberty Property LP:
5.5% 12/15/16	6,665	6,686
6.375% 8/15/12	4,617	4,851
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,231
7.25% 3/15/09	4,110	4,263
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,749
6% 3/31/16	2,600	2,573
Simon Property Group LP:
4.6% 6/15/10	8,400	8,269
5.1% 6/15/15	31,070	30,594
5.45% 3/15/13	8,720	8,813
7.75% 1/20/11	2,250	2,455
Tanger Properties LP 6.15% 11/15/15	17,300	17,672
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,578
Washington (REIT) 5.95% 6/15/11	10,660	10,887
		282,560
Real Estate Management & Development - 0.6%
Colonial Realty LP 6.05% 9/1/16	13,410	13,784
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,969
Realogy Corp. 6.5% 10/15/16 (a)	25,400	26,580
Regency Centers LP 6.75% 1/15/12	12,435	13,194
		65,527
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp. 6.25% 5/15/16	3,650	3,715
Residential Capital Corp.:
6.5% 4/17/13	8,915	9,001
7.19% 4/17/09 (a)(d)	15,545	15,448
The PMI Group, Inc. 6% 9/15/16	9,880	10,169
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.625% 4/1/14	$ 18,130	$ 17,148
5.7606% 9/17/12 (d)	19,000	19,034
		74,515
TOTAL FINANCIALS		925,888
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (a)	18,035	17,269
Airlines - 0.8%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,734
7.858% 4/1/13	26,059	28,404
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,286	4,500
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,014	7,225
United Airlines pass thru trust certificates:
6.071% 9/1/14	4,885	4,921
6.602% 9/1/13	8,607	8,693
7.032% 4/1/12	5,788	5,874
7.186% 10/1/12	14,328	14,570
7.811% 10/1/09	4,909	5,523
		93,444
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co.:
5.5% 5/15/15	12,745	12,416
6.125% 1/15/17	5,850	5,969
		18,385
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (d)	9,263	9,064
TOTAL INDUSTRIALS		138,162
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. 6.625% 9/15/16	10,350	10,837
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	$ 9,825	$ 9,908
6.375% 8/3/15	10,650	10,944
		20,852
TOTAL INFORMATION TECHNOLOGY		31,689
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,686
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,657
TOTAL MATERIALS		16,343
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 6.8% 5/15/36	5,985	6,560
BellSouth Capital Funding Corp. 7.875% 2/15/30	36,887	44,185
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,126
Embarq Corp. 7.082% 6/1/16	17,205	17,791
KT Corp. 5.875% 6/24/14 (a)	7,455	7,719
Sprint Capital Corp. 6.875% 11/15/28	18,745	19,113
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,649
5.25% 10/1/15	12,725	12,148
7.2% 7/18/36	7,990	8,596
Telefonica Emisiones SAU 7.045% 6/20/36	10,400	11,532
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,636
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	7,031
7.75% 12/1/30	15,467	18,487
		193,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC:
5% 12/16/13	$ 7,380	$ 7,229
5.625% 2/27/17	10,213	10,215
		17,444
TOTAL TELECOMMUNICATION SERVICES		211,017
UTILITIES - 2.0%
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,616
Commonwealth Edison Co. 5.4% 12/15/11	14,153	14,167
Exelon Corp. 4.9% 6/15/15	27,100	25,851
Nevada Power Co. 6.5% 5/15/18	26,280	27,276
Pacific Gas & Electric Co. 4.8% 3/1/14	2,670	2,596
Southern California Edison Co.:
4.65% 4/1/15	990	951
5% 1/15/14	585	578
TXU Energy Co. LLC 7% 3/15/13	10,903	11,363
		94,398
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	1,435	1,376
5.4% 7/15/14	2,960	2,926
5.45% 9/15/20	9,335	8,930
5.93% 11/23/09 (d)	9,874	9,882
		23,114
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,313
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,525
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,356
TXU Corp. 5.55% 11/15/14	7,555	6,895
		56,089
Multi-Utilities - 0.5%
Dominion Resources, Inc. 7.5% 6/30/66 (d)	12,110	13,298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 27,920
TECO Energy, Inc. 7% 5/1/12	11,415	11,986
		53,204
TOTAL UTILITIES		226,805
TOTAL NONCONVERTIBLE BONDS (Cost $1,856,264)		1,886,384
U.S. Government and Government Agency Obligations - 14.9%

U.S. Treasury Inflation Protected Obligations - 6.0%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (c)	478,322	472,860
2.375% 1/15/17	223,864	227,641
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		700,501
U.S. Treasury Obligations - 8.9%
U.S. Treasury Bonds 4.5% 2/15/36	58,010	56,261
U.S. Treasury Notes:
4.5% 9/30/11 (b)	343,537	343,296
4.625% 10/31/11 (b)	193,690	194,545
4.75% 1/31/12 (b)	428,696	433,043
5.125% 5/15/16	8,010	8,341
TOTAL U.S. TREASURY OBLIGATIONS		1,035,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,726,861)		1,735,987
U.S. Government Agency - Mortgage Securities - 11.3%

Fannie Mae - 10.7%
4.5% 3/1/22 (b)	16,044	15,540
4.5% 3/1/22 (b)	4,810	4,659
5% 3/1/37 (b)	188,063	182,332
5% 3/1/37 (b)	160,000	155,125
5% 3/1/37 (b)	199,321	193,248
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/37 (b)	$ 34,000	$ 32,964
5.5% 3/1/37 (b)	35,000	34,699
5.5% 3/1/37 (b)	20,645	20,467
5.5% 3/1/37 (b)	273,365	271,011
5.5% 3/1/37 (b)	163,230	161,824
6% 3/1/22 (b)	313	318
6% 3/1/22 (b)	2,562	2,601
6% 3/1/37 (b)	9,075	9,149
6.5% 3/1/37 (b)	14,391	14,669
6.5% 3/1/37 (b)	142,590	145,339
TOTAL FANNIE MAE		1,243,945
Government National Mortgage Association - 0.6%
6.5% 3/1/37 (b)	33,354	34,222
6.5% 3/1/37 (b)	37,937	38,924
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		73,146
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,302,829)		1,317,091
Asset-Backed Securities - 2.5%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	3,103	3,109
Class M2, 6.42% 2/25/34 (d)	3,700	3,729
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (a)(d)	10,400	10,400
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (a)(d)	2,638	2,678
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.87% 4/25/34 (d)	9,065	9,089
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (d)	11,295	11,305
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	4,165	4,168
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (a)	4,195	4,204
Series 2006-SN1A Class D, 6.15% 4/20/11 (a)	2,730	2,770
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	1,449	1,249
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	$ 7,282	$ 7,193
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	11,345	11,381
Series 2004-3 Class M1, 5.82% 6/25/34 (d)	2,175	2,184
Series 2005-3 Class MV1, 5.74% 8/25/35 (d)	12,300	12,323
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	5,545	5,683
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	600	601
Class M4, 6.22% 3/25/34 (d)	450	451
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (a)	5,810	5,862
Series 2006-C Class D, 6.89% 5/15/13 (a)	4,115	4,147
Fremont Home Loan Trust Series 2005-A:
Class M2, 5.78% 1/25/35 (d)	3,650	3,666
Class M3, 5.81% 1/25/35 (d)	1,975	1,985
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	7,046	6,998
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (d)	4,994	4,994
Class M2, 6.42% 1/25/34 (d)	809	809
Class M3, 6.62% 1/25/34 (d)	478	478
Series 2004-OPT Class A1, 5.66% 11/25/34 (d)	1,548	1,549
Home Equity Asset Trust Series 2003-2 Class M1, 6.64% 8/25/33 (d)	3,739	3,742
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	2,261	2,265
Class M2, 5.81% 1/20/35 (d)	1,698	1,704
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (a)(d)	2,281	2,280
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	2,155	2,164
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (d)	2,971	2,990
Class M2, 5.87% 7/25/34 (d)	575	576
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	2,830	2,834
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	3,930	3,935
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	3,765	3,780
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	2,036	2,038
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC1 Class M1, 6.52% 2/25/32 (a)(d)	$ 4,363	$ 4,366
Series 2002-NC3 Class M1, 6.4% 8/25/32 (d)	2,308	2,310
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	2,150	2,160
Class M4, 6.295% 6/25/34 (d)	3,585	3,605
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (d)	5,135	5,135
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.85% 3/25/35 (d)	6,910	6,911
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.31% 6/15/33 (d)	7,301	7,385
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (a)(d)	4,513	2,785
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	9,340	9,340
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (a)	50,000	50,267
Class E, 7.05% 5/20/14 (a)	6,660	6,737
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (a)(d)	17,820	17,820
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B2, 7.82% 10/25/36 (a)(d)	6,417	4,750
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(d)	11,603	11,603
TOTAL ASSET-BACKED SECURITIES (Cost $286,896)		286,487
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 2.9%
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.0303% 12/25/33 (d)	1,054	1,063
Series 2004-B Class 1A1, 3.5013% 3/25/34 (d)	2,212	2,220
Series 2004-C Class 1A1, 3.3242% 4/25/34 (d)	5,502	5,621
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (d)(f)	82,020	10,343
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (d)	20,947	20,988
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	4,459	4,466
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	$ 465	$ 465
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	1,389	1,391
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.299% 11/19/35 (d)	9,851	9,823
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.83% 10/11/41 (a)(d)	12,935	12,934
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.6% 12/20/54 (d)	19,250	19,247
Series 2006-1A Class C2, 5.96% 12/20/54 (a)(d)	9,100	9,100
Series 2006-2 Class C1, 5.83% 12/20/54 (d)	22,100	22,117
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.78% 11/25/29 (d)	4,210	4,220
Series 2004-G Class A2, 5.67% 11/25/29 (d)	2,452	2,454
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	3,299	3,304
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (d)	13,911	13,941
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (a)(d)	9,990	10,140
Class B5, 7.67% 7/10/35 (a)(d)	9,430	9,445
Class B6, 8.17% 7/10/35 (a)(d)	4,295	4,394
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (a)(d)	4,565	4,633
Class B4, 6.97% 6/10/35 (a)(d)	4,086	4,168
Class B5, 7.57% 6/10/35 (a)(d)	2,789	2,845
Class B6, 8.07% 6/10/35 (a)(d)	1,655	1,702
Series 2004-A:
Class B4, 6.52% 2/10/36 (a)(d)	5,734	5,818
Class B5, 7.02% 2/10/36 (a)(d)	3,823	3,892
Series 2004-B:
Class B4, 6.42% 2/10/36 (a)(d)	2,105	2,139
Class B5, 6.87% 2/10/36 (a)(d)	1,436	1,453
Class B6, 7.32% 2/10/36 (a)(d)	383	389
Series 2004-C:
Class B4, 6.27% 9/10/36 (a)(d)	2,703	2,743
Class B5, 6.67% 9/10/36 (a)(d)	2,992	3,022
Class B6, 7.07% 9/10/36 (a)(d)	483	487
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	8,347	8,366
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	$ 6,911	$ 6,915
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (d)	14,280	14,333
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (d)	4,593	3,901
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.56% 10/25/35 (d)	9,588	9,595
Class A4, 5.59% 10/25/35 (d)	18,455	18,438
WaMu Mortgage pass thru certificates Series 2005-AR14 Class 1A1, 5.0679% 12/25/35 (d)	19,272	19,111
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (d)	61,894	61,578
TOTAL PRIVATE SPONSOR		343,204
U.S. Government Agency - 1.9%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 3079 Class MB, 5% 10/15/28	30,807	30,630
Series 3082 Class PG, 5% 10/15/29	50,300	50,012
Series 3118 Class QB, 5% 2/15/29	33,731	33,538
Series 3258 Class PM, 5.5% 12/15/36	101,125	102,222
TOTAL U.S. GOVERNMENT AGENCY		216,402
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $556,469)		559,606
Commercial Mortgage Securities - 1.2%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	10,873	10,874
Class B, 6.28% 7/14/11 (a)(d)	5,432	5,429
Class C, 6.43% 7/14/11 (a)(d)	10,879	10,880
Class D, 7.061% 7/14/11 (a)(d)	6,275	6,279
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	6,274	6,286
Class B, 7.22% 4/25/34 (a)(d)	709	714
Class M1, 5.88% 4/25/34 (a)(d)	546	547
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-1:
Class M2, 6.52% 4/25/34 (a)(d)	$ 546	$ 550
Series 2004-2 Class A, 5.75% 8/25/34 (a)(d)	6,474	6,496
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	7,587	7,607
Class A2, 5.74% 1/25/35 (a)(d)	1,094	1,097
Class M1, 5.82% 1/25/35 (a)(d)	1,299	1,303
Class M2, 6.32% 1/25/35 (a)(d)	854	862
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (a)	9,742	10,035
Commercial Mortgage pass thru certificates floater Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(d)	10,865	10,865
Class C, 5.59% 4/15/17 (a)(d)	4,615	4,615
Class D, 5.63% 4/15/17 (a)(d)	3,750	3,750
Class J, 6.17% 4/15/17 (a)(d)	520	520
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8775% 1/15/37 (a)(d)(f)	186,936	4,671
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,887	10,643
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6945% 12/10/41 (d)(f)	15,851	343
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (d)	18,365	18,165
Morgan Stanley Capital I Trust Series 2007-HQ11 Class A31, 5.439% 2/20/44 (d)	17,270	17,399
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $139,880)		139,930
Municipal Securities - 0.1%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,879)	5,000	6,116
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Israeli State 4.625% 6/15/13	$ 12,555	$ 12,060
United Mexican States 5.875% 1/15/14	13,125	13,433
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,803)		25,493
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	6,585	7,006
Fixed-Income Funds - 65.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (e)	4,345,773	433,360
Fidelity 2-5 Year Duration Securitized Bond Central Fund (e)	9,974,276	1,000,520
Fidelity Corporate Bond 1-5 Year Central Fund (e)	9,543,248	961,769
Fidelity Mortgage Backed Securities Central Fund (e)	22,407,537	2,240,754
Fidelity Specialized High Income Central Fund (e)	1,000,451	101,966
Fidelity Ultra-Short Central Fund (e)	28,748,776	2,855,616
TOTAL FIXED-INCOME FUNDS (Cost $7,593,152)		7,593,985
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d)	$ 15,235	15,653
TOTAL PREFERRED SECURITIES (Cost $15,235)		15,653
Cash Equivalents - 1.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $155,464)	$ 155,487	$ 155,464
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $13,671,246)		13,729,202
NET OTHER ASSETS - (17.8)%		(2,072,739)
NET ASSETS - 100%		$ 11,656,463
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34	Oct. 2034	$ 3,200	(182)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	3,380	(213)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	2,971	(87)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	2,971	(92)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ (109)
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	7,095	(13)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(336)
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	8,895	(25)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(429)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(453)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 09/25/34	Oct. 2034	9,300	(102)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 3,200	$ (83)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(19)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(79)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(41)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(33)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(110)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(115)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 305	$ (2)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	518	(12)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	288	(4)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(1,120)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	(549)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(204)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(18)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 4,750	$ (220)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	4,750	(526)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	214
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	101
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,450	6
Receive quarterly notional amount multiplied by 1.9% and pay Bank of America upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	3,000	(42)
Receive quarterly notional amount multiplied by 2.05% and pay Deutsche Bank upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	5,095	(18)
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	Sept. 2011	5,750	12
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)

	June 2008	$ 22,335	$ 75
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	14,815	50
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	12,150	46
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	673
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	245
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	13,100	197
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	21
TOTAL CREDIT DEFAULT SWAPS		356,864	(3,596)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	$ 140,000	$ (2,075)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	(222)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(589)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	(1,146)
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	2,520
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	270,000	4,165
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2036	75,000	4,126
TOTAL INTEREST RATE SWAPS		1,102,550	6,779
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	200,000	3,282
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	August 2007	13,300	219
TOTAL TOTAL RETURN SWAPS		213,300	3,501
		$ 1,672,714	$ 6,684
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $555,894,000 or 4.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,134,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$155,464,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 6,457
BNP Paribas Securities Corp.	6,349
Banc of America Securities LLC	14,384
Bank of America, NA	21,523
Barclays Capital, Inc.	37,877
Bear Stearns & Co., Inc.	4,305
Citigroup Global Markets, Inc.	4,305
Countrywide Securities Corp.	21,523
Goldman, Sachs & Co.	2,152
Societe Generale, New York Branch	6,457
UBS Securities LLC	30,132
$ 155,464
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 9,443
Fidelity 2-5 Year Duration Securitized Bond Central Fund	13,507
Fidelity Corporate Bond 1-5 Year Central Fund	15,705
Fidelity Mortgage Backed Securities Central Fund	30,511
Fidelity Specialized High Income Central Fund	3,422
Fidelity Ultra-Short Central Fund	70,829
Total	$ 143,417
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 434,382*	$ -	$ 433,360	18.0%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	997,937*	-	1,000,520	30.0%
Fidelity Corporate Bond 1-5 Year Central Fund	-	954,714*	-	961,769	73.7%
Fidelity Mortgage Backed Securities Central Fund	-	2,240,754*	-	2,240,754	29.2%
Fidelity Specialized High Income Central Fund	98,514	-	-	101,966	47.6%
Fidelity Ultra-Short Central Fund	1,960,403	900,020	-	2,855,616	21.1%
Total	$ 2,058,917	$ 5,527,807	$ -	$ 7,593,985
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $125,558,000 of which $731,000 expires on August 31, 2013 and the remainder expires on August 31, 2014. Of the loss carryforwards expiring on August 31, 2013, $731,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $155,464) - See accompanying schedule: Unaffiliated issuers (cost $6,078,094)	$ 6,135,217
Fidelity Central Funds (cost $7,593,152)	7,593,985
Total Investments (cost $13,671,246)		$ 13,729,202
Cash		1
Receivable for investments sold		26,834
Receivable for swap agreements		141
Receivable for fund shares sold		28,875
Interest receivable		46,426
Distributions receivable from Fidelity Central Funds		31,629
Swap agreements, at value		6,684
Other receivables		73
Total assets		13,869,865

Liabilities
Payable for investments purchased Regular delivery	$ 64,869
Delayed delivery	2,135,742
Payable for fund shares redeemed	7,174
Distributions payable	1,138
Accrued management fee	3,030
Distribution fees payable	42
Other affiliated payables	1,352
Other payables and accrued expenses	55
Total liabilities		2,213,402

Net Assets		$ 11,656,463
Net Assets consist of:
Paid in capital		$ 11,687,735
Distributions in excess of net investment income		(10,093)
Accumulated undistributed net realized gain (loss) on investments		(85,819)
Net unrealized appreciation (depreciation) on investments		64,640
Net Assets		$ 11,656,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,181 ÷ 8,391 shares)	$ 7.41

Maximum offering price per share (100/95.25 of $7.41)	$ 7.78
Class T: Net Asset Value and redemption price per share ($66,843 ÷ 9,016 shares)	$ 7.41

Maximum offering price per share (100/96.50 of $7.41)	$ 7.68
Class B: Net Asset Value and offering price per share ($10,187 ÷ 1,373 shares)A	$ 7.42

Class C: Net Asset Value and offering price per share ($15,562 ÷ 2,098 shares)A	$ 7.42

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($11,469,195 ÷ 1,546,803 shares)	$ 7.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,495 ÷ 4,379 shares)	$ 7.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Dividends		$ 490
Interest		140,347
Income from Fidelity Central Funds		143,417
Total income		284,254

Expenses
Management fee	$ 17,312
Transfer agent fees	5,492
Distribution fees	223
Fund wide operations fee	1,693
Independent trustees' compensation	18
Miscellaneous	14
Total expenses before reductions	24,752
Expense reductions	(412)	24,340
Net investment income		259,914
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,331
Swap agreements	1,105
Capital gain distributions from Fidelity Central Funds	374
Total net realized gain (loss)		42,810
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	70,355
Fidelity Central Funds	7,289
Swap agreements	5,462
Delayed delivery commitments	28
Total change in net unrealized appreciation (depreciation)		83,134
Net gain (loss)		125,944
Net increase (decrease) in net assets resulting from operations		$ 385,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 259,914	$ 149,398	$ 320,576
Net realized gain (loss)	42,810	(17,325)	(38,248)
Change in net unrealized appreciation (depreciation)	83,134	146,084	(184,829)
Net increase (decrease) in net assets resulting from operations	385,858	278,157	97,499
Distributions to shareholders from net investment income	(281,936)	(127,262)	(304,745)
Distributions to shareholders from net realized gain	(14,688)	-	(66,460)
Total distributions	(296,624)	(127,262)	(371,205)
Share transactions - net increase (decrease)	1,273,466	1,985,853	1,599,350
Total increase (decrease) in net assets	1,362,700	2,136,748	1,325,644

Net Assets
Beginning of period	10,293,763	8,157,015	6,831,371
End of period (including distributions in excess of net investment income of $10,093 and undistributed net investment income of $11,929 and $289, respectively)	$ 11,656,463	$ 10,293,763	$ 8,157,015
* The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.167	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	.085	.092	(.206)	.131	(.095)	.326
Total from investment operations	.252	.210	.092	.368	.129	.512
Distributions from net investment income	(.182)	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.192)	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.41	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	3.47%	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.70% A	.71% A	.71%	.83%	.83%	.79% A
Expenses net of fee waivers, if any	.70% A	.71% A	.71%	.83%	.83%	.79% A
Expenses net of all reductions	.69% A	.71% A	.71%	.83%	.83%	.79% A
Net investment income	4.58% A	4.86% A	4.04%	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.163	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	.085	.091	(.216)	.141	(.094)	.324
Total from investment operations	.248	.207	.074	.371	.120	.504
Distributions from net investment income	(.178)	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.188)	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.41	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	3.41%	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net Assets F, J
Expenses before reductions	.81% A	.82% A	.83%	.93%	.96%	.97% A
Expenses net of fee waivers, if any	.81% A	.82% A	.83%	.93%	.95%	.95% A
Expenses net of all reductions	.81% A	.81% A	.83%	.93%	.95%	.95% A
Net investment income	4.47% A	4.76% A	3.92%	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.138	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	.084	.102	(.216)	.140	(.095)	.322
Total from investment operations	.222	.201	.023	.320	.071	.469
Distributions from net investment income	(.152)	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.162)	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.42	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	3.05%	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51% A	1.50% A	1.51%	1.64%	1.63%	1.60% A
Expenses net of fee waivers, if any	1.51% A	1.50% A	1.51%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.50% A	1.50% A	1.51%	1.59%	1.60%	1.60% A
Net investment income	3.76% A	4.07% A	3.24%	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.135	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	.085	.102	(.216)	.140	(.095)	.322
Total from investment operations	.220	.199	.017	.316	.066	.467
Distributions from net investment income	(.150)	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.160)	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.42	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	3.02%	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net Assets F, J
Expenses before reductions	1.57% A	1.58% A	1.60%	1.67%	1.66%	1.64% A
Expenses net of fee waivers, if any	1.57% A	1.58% A	1.60%	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.57% A	1.58% A	1.60%	1.66%	1.66%	1.64% A
Net investment income	3.70% A	3.99% A	3.15%	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2006 K	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33	$ 7.18
Income from Investment Operations
Net investment income D	.177	.124	.317	.254	.240	.290	.379
Net realized and unrealized gain (loss)	.085	.092	(.206)	.130	(.095)	.483	.158
Total from investment operations	.262	.216	.111	.384	.145	.773	.537
Distributions from net investment income	(.192)	(.106)	(.301)	(.254)	(.245)	(.283)	(.377)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)	(.010)
Total distributions	(.202)	(.106)	(.371)	(.354)	(.375)	(.403)	(.387)
Net asset value, end of period	$ 7.41	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Total Return B, C	3.60%	3.01%	1.48%	5.26%	1.89%	10.82%	7.61%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of fee waivers, if any	.45% A	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of all reductions	.45% A	.45% A	.46%	.61%	.63%	.66%	.66%
Net investment income	4.83% A	5.12% A	4.29%	3.39%	3.16%	3.86%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 11,469	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274	$ 4,056
Portfolio turnover rate F	152% A, J	206% A, I	145%	227%	238%	276%	230%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2006 L	2005 L	2004 L	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.176	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	.085	.091	(.205)	.129	(.078)	.321
Total from investment operations	.261	.215	.108	.383	.155	.523
Distributions from net investment income	(.191)	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.201)	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.42	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	3.58%	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.47% A	.49% A	.50%	.59%	.64%	.56% A
Expenses net of fee waivers, if any	.47% A	.49% A	.50%	.59%	.64%	.56% A
Expenses net of all reductions	.47% A	.49% A	.50%	.59%	.64%	.56% A
Net investment income	4.81% A	5.07% A	4.25%	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,495	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate F	152% A, K	206% A, J	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 86,722
Unrealized depreciation	(36,829)
Net unrealized appreciation (depreciation)	$ 49,893
Cost for federal income tax purposes	$ 13,679,309

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $2,580,397 and $842,205, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.15%	$ 42	$ 9
Class T	.00%	.25%	77	3
Class B	.65%	.25%	44	32
Class C	.75%	.25%	60	14
			$ 223	$ 58

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	15
Class C*	1
$ 31

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 56.20
Class T	63.21
Class B	12.26
Class C	13.22
Investment Grade Bond	5,330.10
Institutional Class	18.12
	$ 5,492

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 348,124	$ (4,288)	3,481
2-5 Year Duration Securitized Bond Central Fund	642,867	(751)	6,429
Corporate Bond 1-5 Year Central Fund	854,634	1,964	8,546
Mortgage Backed Securities Central Fund	2,240,754	(1,346)	22,408
Total	$ 4,086,379	$ (4,421)	40,864

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $73.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $20. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	2
Investment Grade Bond	388
$ 392

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

At the end of the period, FMR or its affiliates were the owners of record of 44% of the total outstanding shares of the Fund.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC is in the process of determining the appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
From net investment income
Class A	$ 1,395	$ 557	$ 1,232
Class T	1,487	768	2,022
Class B	201	105	289
Class C	246	104	234
Investment Grade Bond	277,813	125,340	300,091
Institutional Class	794	388	877
Total	$ 281,936	$ 127,262	$ 304,745

From net realized gain
Class A	$ 77	$ -	$ 293
Class T	85	-	479
Class B	13	-	86
Class C	16	-	71
Investment Grade Bond	14,456	-	65,359
Institutional Class	41	-	172
Total	$ 14,688	$ -	$ 66,460

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	3,622	1,787	5,817
Reinvestment of distributions	193	74	170
Shares redeemed	(1,625)	(775)	(4,972)
Net increase (decrease)	2,190	1,086	1,015
Class T
Shares sold	1,939	1,019	3,807
Reinvestment of distributions	210	104	334
Shares redeemed	(1,118)	(1,054)	(2,644)
Net increase (decrease)	1,031	69	1,497
Class B
Shares sold	218	115	488
Reinvestment of distributions	23	11	41
Shares redeemed	(154)	(151)	(388)
Net increase (decrease)	87	(25)	141
Class C
Shares sold	919	183	850
Reinvestment of distributions	28	12	35
Shares redeemed	(207)	(126)	(474)
Net increase (decrease)	740	69	411
Investment Grade Bond
Shares sold	227,031	69,585	296,083
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	250,883	-
Reinvestment of distributions	38,465	16,933	48,523
Shares redeemed	(97,545)	(66,028)	(132,782)
Net increase (decrease)	167,951	271,373	211,824
Institutional Class
Shares sold	926	907	1,805
Reinvestment of distributions	88	46	125
Shares redeemed	(627)	(517)	(515)
Net increase (decrease)	387	436	1,415

Semiannual Report

12. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	$ 26,774	$ 12,921	$ 42,930
Reinvestment of distributions	1,426	536	1,256
Shares redeemed	(11,988)	(5,603)	(36,700)
Net increase (decrease)	$ 16,212	$ 7,854	$ 7,486
Class T
Shares sold	$ 14,350	$ 7,370	$ 28,191
Reinvestment of distributions	1,550	757	2,473
Shares redeemed	(8,258)	(7,604)	(19,510)
Net increase (decrease)	$ 7,642	$ 523	$ 11,154
Class B
Shares sold	$ 1,618	$ 830	$ 3,626
Reinvestment of distributions	168	82	301
Shares redeemed	(1,139)	(1,094)	(2,863)
Net increase (decrease)	$ 647	$ (182)	$ 1,064
Class C
Shares sold	$ 6,795	$ 1,328	$ 6,307
Reinvestment of distributions	207	89	261
Shares redeemed	(1,525)	(914)	(3,511)
Net increase (decrease)	$ 5,477	$ 503	$ 3,057
Investment Grade Bond
Shares sold	$ 1,676,316	$ 506,029	$ 2,186,923
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	1,823,921	-
Reinvestment of distributions	284,529	122,970	359,152
Shares redeemed	(720,208)	(478,951)	(979,977)
Net increase (decrease)	$ 1,240,637	$ 1,973,969	$ 1,566,098
Institutional Class
Shares sold	$ 6,833	$ 6,594	$ 13,369
Reinvestment of distributions	648	334	926
Shares redeemed	(4,630)	(3,742)	(3,804)
Net increase (decrease)	$ 2,851	$ 3,186	$ 10,491

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

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Japan Limited

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Management, Inc.

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(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(automated graphic)    Automated line for quickest service

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2007

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period * September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,034.70	$ 3.53**
Hypothetical A	$ 1,000.00	$ 1,021.32	$ 3.51**
Class T
Actual	$ 1,000.00	$ 1,034.10	$ 4.09
Hypothetical A	$ 1,000.00	$ 1,020.78	$ 4.06
Class B
Actual	$ 1,000.00	$ 1,030.50	$ 7.60
Hypothetical A	$ 1,000.00	$ 1,017.31	$ 7.55
Class C
Actual	$ 1,000.00	$ 1,030.20	$ 7.90
Hypothetical A	$ 1,000.00	$ 1,017.01	$ 7.85
Investment Grade Bond
Actual	$ 1,000.00	$ 1,036.00	$ 2.27
Hypothetical A	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,035.80	$ 2.37
Hypothetical A	$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.70%**
Class T	.81%
Class B	1.51%
Class C	1.57%
Investment Grade Bond	.45%
Institutional Class	.47%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .80% and the expenses paid in the actual and hypothetical examples above would have been $4.04 and $4.01, respectively.

Semiannual Report

Investment Changes

The information in the tables is based on the combined investments of the Fund and its pro-rata share of its investments of each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007 *	As of August 31, 2006 **
U.S. Government and U.S. Government Agency Obligations 53.9%	U.S. Government and U.S. Government Agency Obligations 52.9%
AAA 22.2%	AAA 14.6%
AA 7.6%	AA 4.0%
A 8.7%	A 8.0%
BBB 17.7%	BBB 20.3%
BB and Below 4.2%	BB and Below 4.2%
Not Rated 1.4%	Not Rated 1.8%
Short-Term Investments and Net Other Assets(dagger) (15.7)%	Short-Term Investments and Net Other Assets(dagger) (5.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	5.2	6.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	4.1	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Corporate Bonds 27.6%		Corporate Bonds 27.5%
	U.S. Government and U.S. Government Agency Obligations 53.9%		U.S. Government and U.S. Government Agency Obligations 52.9%
	Asset-Backed Securities 16.2%		Asset-Backed Securities 10.9%
	CMOs and Other Mortgage Related Securities 17.5%		CMOs and Other Mortgage Related Securities 14.0%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 0.4%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets(dagger) (15.7)%		Short-Term Investments and Net Other Assets(dagger) (5.8)%
* Foreign investments	9.8%	** Foreign investments	10.1%
* Futures and Swaps	17.7%	** Futures and Swaps	18.4%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.4%
Ford Motor Co.:
6.375% 2/1/29	$ 11,350	$ 8,399
6.625% 10/1/28	6,365	4,710
7.45% 7/16/31	40,245	32,297
		45,406
Media - 1.2%
Comcast Corp.:
4.95% 6/15/16	23,509	22,623
6.45% 3/15/37	11,633	12,172
Cox Communications, Inc. 6.45% 12/1/36 (a)	17,546	18,283
Gannett Co., Inc. 5.56% 5/26/09 (d)	15,990	16,001
Liberty Media Corp.:
5.7% 5/15/13	8,500	8,043
8.25% 2/1/30	19,105	19,518
News America Holdings, Inc. 7.75% 12/1/45	6,015	7,184
News America, Inc. 6.2% 12/15/34	11,825	11,883
Time Warner, Inc. 6.5% 11/15/36	12,380	12,844
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,508
		138,059
TOTAL CONSUMER DISCRETIONARY		183,465
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	11,020	10,569
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,519
Oil, Gas & Consumable Fuels - 1.1%
Nakilat, Inc. 6.067% 12/31/33 (a)	27,310	27,363
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	5,985	5,825
Pemex Project Funding Master Trust:
5.75% 12/15/15	53,736	53,467
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
7.375% 12/15/14	$ 33,610	$ 37,038
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,234
		132,927
TOTAL ENERGY		142,446
FINANCIALS - 7.9%
Capital Markets - 1.2%
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,204
JPMorgan Chase Capital XX 6.55% 9/29/36	50,190	52,270
Lazard Group LLC 7.125% 5/15/15	16,430	17,556
Morgan Stanley 5.66% 1/9/14 (d)	49,635	49,621
		138,651
Commercial Banks - 1.7%
Bank of America NA 6% 10/15/36	46,475	48,387
Bank One Corp. 5.25% 1/30/13	13,775	13,835
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,854
Export-Import Bank of Korea 5.25% 2/10/14 (a)	7,225	7,220
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,575
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	17,922
Korea Development Bank 5.75% 9/10/13	14,578	15,047
Wachovia Bank NA:
4.875% 2/1/15	20,250	19,715
5.85% 2/1/37	29,335	29,792
Wachovia Corp. 4.875% 2/15/14	1,791	1,750
Wells Fargo Bank NA 5.95% 8/26/36	28,949	30,360
		200,457
Consumer Finance - 0.1%
General Electric Capital Corp. 5.4% 2/15/17	13,360	13,473
Diversified Financial Services - 0.8%
Citigroup, Inc. 6.125% 8/25/36	21,260	22,479
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(d)	4,325	4,478
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,231
5.75% 1/2/13	2,935	3,020
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,791
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	15,505	15,744
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	$ 13,035	$ 12,671
5.5% 1/15/14 (a)	8,820	8,881
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	7,500	7,709
		89,004
Insurance - 0.5%
Assurant, Inc. 5.625% 2/15/14	6,095	6,153
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,398
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(d)	3,235	3,483
Lincoln National Corp. 7% 5/17/66 (d)	8,870	9,488
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(d)	18,775	18,524
Symetra Financial Corp. 6.125% 4/1/16 (a)	10,405	10,655
		61,701
Real Estate Investment Trusts - 2.4%
AMB Property LP 5.9% 8/15/13	9,635	9,881
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,168
5.25% 5/1/15	12,430	12,338
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,869
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	11,005
5.75% 4/1/12	9,625	9,803
Camden Property Trust:
5.875% 6/1/07	6,320	6,325
5.875% 11/30/12	6,435	6,611
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,888
5.5% 10/1/15	12,730	12,577
6.875% 8/15/12	5,000	5,325
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	957
5% 5/3/10	6,840	6,794
5.25% 4/15/11	5,400	5,396
5.375% 10/15/12	5,485	5,502
Duke Realty LP:
5.5% 3/1/16	10,700	10,714
5.95% 2/15/17	4,085	4,229
Equity One, Inc. 6.25% 1/15/17	4,535	4,676
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential 5.125% 3/15/16	$ 18,175	$ 17,913
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,873
6% 7/15/12	3,355	3,452
6.2% 1/15/17	2,580	2,693
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,985
HRPT Properties Trust 5.75% 11/1/15	2,925	2,965
Liberty Property LP:
5.5% 12/15/16	6,665	6,686
6.375% 8/15/12	4,617	4,851
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,231
7.25% 3/15/09	4,110	4,263
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,749
6% 3/31/16	2,600	2,573
Simon Property Group LP:
4.6% 6/15/10	8,400	8,269
5.1% 6/15/15	31,070	30,594
5.45% 3/15/13	8,720	8,813
7.75% 1/20/11	2,250	2,455
Tanger Properties LP 6.15% 11/15/15	17,300	17,672
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,578
Washington (REIT) 5.95% 6/15/11	10,660	10,887
		282,560
Real Estate Management & Development - 0.6%
Colonial Realty LP 6.05% 9/1/16	13,410	13,784
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,969
Realogy Corp. 6.5% 10/15/16 (a)	25,400	26,580
Regency Centers LP 6.75% 1/15/12	12,435	13,194
		65,527
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp. 6.25% 5/15/16	3,650	3,715
Residential Capital Corp.:
6.5% 4/17/13	8,915	9,001
7.19% 4/17/09 (a)(d)	15,545	15,448
The PMI Group, Inc. 6% 9/15/16	9,880	10,169
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.625% 4/1/14	$ 18,130	$ 17,148
5.7606% 9/17/12 (d)	19,000	19,034
		74,515
TOTAL FINANCIALS		925,888
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (a)	18,035	17,269
Airlines - 0.8%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,734
7.858% 4/1/13	26,059	28,404
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,286	4,500
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,014	7,225
United Airlines pass thru trust certificates:
6.071% 9/1/14	4,885	4,921
6.602% 9/1/13	8,607	8,693
7.032% 4/1/12	5,788	5,874
7.186% 10/1/12	14,328	14,570
7.811% 10/1/09	4,909	5,523
		93,444
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co.:
5.5% 5/15/15	12,745	12,416
6.125% 1/15/17	5,850	5,969
		18,385
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (d)	9,263	9,064
TOTAL INDUSTRIALS		138,162
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. 6.625% 9/15/16	10,350	10,837
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	$ 9,825	$ 9,908
6.375% 8/3/15	10,650	10,944
		20,852
TOTAL INFORMATION TECHNOLOGY		31,689
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,686
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,657
TOTAL MATERIALS		16,343
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 6.8% 5/15/36	5,985	6,560
BellSouth Capital Funding Corp. 7.875% 2/15/30	36,887	44,185
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,126
Embarq Corp. 7.082% 6/1/16	17,205	17,791
KT Corp. 5.875% 6/24/14 (a)	7,455	7,719
Sprint Capital Corp. 6.875% 11/15/28	18,745	19,113
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,649
5.25% 10/1/15	12,725	12,148
7.2% 7/18/36	7,990	8,596
Telefonica Emisiones SAU 7.045% 6/20/36	10,400	11,532
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,636
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	7,031
7.75% 12/1/30	15,467	18,487
		193,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC:
5% 12/16/13	$ 7,380	$ 7,229
5.625% 2/27/17	10,213	10,215
		17,444
TOTAL TELECOMMUNICATION SERVICES		211,017
UTILITIES - 2.0%
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,616
Commonwealth Edison Co. 5.4% 12/15/11	14,153	14,167
Exelon Corp. 4.9% 6/15/15	27,100	25,851
Nevada Power Co. 6.5% 5/15/18	26,280	27,276
Pacific Gas & Electric Co. 4.8% 3/1/14	2,670	2,596
Southern California Edison Co.:
4.65% 4/1/15	990	951
5% 1/15/14	585	578
TXU Energy Co. LLC 7% 3/15/13	10,903	11,363
		94,398
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	1,435	1,376
5.4% 7/15/14	2,960	2,926
5.45% 9/15/20	9,335	8,930
5.93% 11/23/09 (d)	9,874	9,882
		23,114
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,313
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,525
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,356
TXU Corp. 5.55% 11/15/14	7,555	6,895
		56,089
Multi-Utilities - 0.5%
Dominion Resources, Inc. 7.5% 6/30/66 (d)	12,110	13,298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 27,920
TECO Energy, Inc. 7% 5/1/12	11,415	11,986
		53,204
TOTAL UTILITIES		226,805
TOTAL NONCONVERTIBLE BONDS (Cost $1,856,264)		1,886,384
U.S. Government and Government Agency Obligations - 14.9%

U.S. Treasury Inflation Protected Obligations - 6.0%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (c)	478,322	472,860
2.375% 1/15/17	223,864	227,641
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		700,501
U.S. Treasury Obligations - 8.9%
U.S. Treasury Bonds 4.5% 2/15/36	58,010	56,261
U.S. Treasury Notes:
4.5% 9/30/11 (b)	343,537	343,296
4.625% 10/31/11 (b)	193,690	194,545
4.75% 1/31/12 (b)	428,696	433,043
5.125% 5/15/16	8,010	8,341
TOTAL U.S. TREASURY OBLIGATIONS		1,035,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,726,861)		1,735,987
U.S. Government Agency - Mortgage Securities - 11.3%

Fannie Mae - 10.7%
4.5% 3/1/22 (b)	16,044	15,540
4.5% 3/1/22 (b)	4,810	4,659
5% 3/1/37 (b)	188,063	182,332
5% 3/1/37 (b)	160,000	155,125
5% 3/1/37 (b)	199,321	193,248
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/37 (b)	$ 34,000	$ 32,964
5.5% 3/1/37 (b)	35,000	34,699
5.5% 3/1/37 (b)	20,645	20,467
5.5% 3/1/37 (b)	273,365	271,011
5.5% 3/1/37 (b)	163,230	161,824
6% 3/1/22 (b)	313	318
6% 3/1/22 (b)	2,562	2,601
6% 3/1/37 (b)	9,075	9,149
6.5% 3/1/37 (b)	14,391	14,669
6.5% 3/1/37 (b)	142,590	145,339
TOTAL FANNIE MAE		1,243,945
Government National Mortgage Association - 0.6%
6.5% 3/1/37 (b)	33,354	34,222
6.5% 3/1/37 (b)	37,937	38,924
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		73,146
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,302,829)		1,317,091
Asset-Backed Securities - 2.5%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	3,103	3,109
Class M2, 6.42% 2/25/34 (d)	3,700	3,729
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (a)(d)	10,400	10,400
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (a)(d)	2,638	2,678
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.87% 4/25/34 (d)	9,065	9,089
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (d)	11,295	11,305
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	4,165	4,168
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (a)	4,195	4,204
Series 2006-SN1A Class D, 6.15% 4/20/11 (a)	2,730	2,770
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	1,449	1,249
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	$ 7,282	$ 7,193
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	11,345	11,381
Series 2004-3 Class M1, 5.82% 6/25/34 (d)	2,175	2,184
Series 2005-3 Class MV1, 5.74% 8/25/35 (d)	12,300	12,323
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	5,545	5,683
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	600	601
Class M4, 6.22% 3/25/34 (d)	450	451
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (a)	5,810	5,862
Series 2006-C Class D, 6.89% 5/15/13 (a)	4,115	4,147
Fremont Home Loan Trust Series 2005-A:
Class M2, 5.78% 1/25/35 (d)	3,650	3,666
Class M3, 5.81% 1/25/35 (d)	1,975	1,985
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	7,046	6,998
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (d)	4,994	4,994
Class M2, 6.42% 1/25/34 (d)	809	809
Class M3, 6.62% 1/25/34 (d)	478	478
Series 2004-OPT Class A1, 5.66% 11/25/34 (d)	1,548	1,549
Home Equity Asset Trust Series 2003-2 Class M1, 6.64% 8/25/33 (d)	3,739	3,742
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	2,261	2,265
Class M2, 5.81% 1/20/35 (d)	1,698	1,704
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (a)(d)	2,281	2,280
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	2,155	2,164
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (d)	2,971	2,990
Class M2, 5.87% 7/25/34 (d)	575	576
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	2,830	2,834
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	3,930	3,935
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	3,765	3,780
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	2,036	2,038
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC1 Class M1, 6.52% 2/25/32 (a)(d)	$ 4,363	$ 4,366
Series 2002-NC3 Class M1, 6.4% 8/25/32 (d)	2,308	2,310
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	2,150	2,160
Class M4, 6.295% 6/25/34 (d)	3,585	3,605
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (d)	5,135	5,135
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.85% 3/25/35 (d)	6,910	6,911
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.31% 6/15/33 (d)	7,301	7,385
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (a)(d)	4,513	2,785
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	9,340	9,340
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (a)	50,000	50,267
Class E, 7.05% 5/20/14 (a)	6,660	6,737
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (a)(d)	17,820	17,820
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B2, 7.82% 10/25/36 (a)(d)	6,417	4,750
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(d)	11,603	11,603
TOTAL ASSET-BACKED SECURITIES (Cost $286,896)		286,487
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 2.9%
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.0303% 12/25/33 (d)	1,054	1,063
Series 2004-B Class 1A1, 3.5013% 3/25/34 (d)	2,212	2,220
Series 2004-C Class 1A1, 3.3242% 4/25/34 (d)	5,502	5,621
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (d)(f)	82,020	10,343
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (d)	20,947	20,988
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	4,459	4,466
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	$ 465	$ 465
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	1,389	1,391
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.299% 11/19/35 (d)	9,851	9,823
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.83% 10/11/41 (a)(d)	12,935	12,934
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.6% 12/20/54 (d)	19,250	19,247
Series 2006-1A Class C2, 5.96% 12/20/54 (a)(d)	9,100	9,100
Series 2006-2 Class C1, 5.83% 12/20/54 (d)	22,100	22,117
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.78% 11/25/29 (d)	4,210	4,220
Series 2004-G Class A2, 5.67% 11/25/29 (d)	2,452	2,454
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	3,299	3,304
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (d)	13,911	13,941
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (a)(d)	9,990	10,140
Class B5, 7.67% 7/10/35 (a)(d)	9,430	9,445
Class B6, 8.17% 7/10/35 (a)(d)	4,295	4,394
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (a)(d)	4,565	4,633
Class B4, 6.97% 6/10/35 (a)(d)	4,086	4,168
Class B5, 7.57% 6/10/35 (a)(d)	2,789	2,845
Class B6, 8.07% 6/10/35 (a)(d)	1,655	1,702
Series 2004-A:
Class B4, 6.52% 2/10/36 (a)(d)	5,734	5,818
Class B5, 7.02% 2/10/36 (a)(d)	3,823	3,892
Series 2004-B:
Class B4, 6.42% 2/10/36 (a)(d)	2,105	2,139
Class B5, 6.87% 2/10/36 (a)(d)	1,436	1,453
Class B6, 7.32% 2/10/36 (a)(d)	383	389
Series 2004-C:
Class B4, 6.27% 9/10/36 (a)(d)	2,703	2,743
Class B5, 6.67% 9/10/36 (a)(d)	2,992	3,022
Class B6, 7.07% 9/10/36 (a)(d)	483	487
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	8,347	8,366
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	$ 6,911	$ 6,915
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (d)	14,280	14,333
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (d)	4,593	3,901
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.56% 10/25/35 (d)	9,588	9,595
Class A4, 5.59% 10/25/35 (d)	18,455	18,438
WaMu Mortgage pass thru certificates Series 2005-AR14 Class 1A1, 5.0679% 12/25/35 (d)	19,272	19,111
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (d)	61,894	61,578
TOTAL PRIVATE SPONSOR		343,204
U.S. Government Agency - 1.9%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 3079 Class MB, 5% 10/15/28	30,807	30,630
Series 3082 Class PG, 5% 10/15/29	50,300	50,012
Series 3118 Class QB, 5% 2/15/29	33,731	33,538
Series 3258 Class PM, 5.5% 12/15/36	101,125	102,222
TOTAL U.S. GOVERNMENT AGENCY		216,402
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $556,469)		559,606
Commercial Mortgage Securities - 1.2%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	10,873	10,874
Class B, 6.28% 7/14/11 (a)(d)	5,432	5,429
Class C, 6.43% 7/14/11 (a)(d)	10,879	10,880
Class D, 7.061% 7/14/11 (a)(d)	6,275	6,279
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	6,274	6,286
Class B, 7.22% 4/25/34 (a)(d)	709	714
Class M1, 5.88% 4/25/34 (a)(d)	546	547
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-1:
Class M2, 6.52% 4/25/34 (a)(d)	$ 546	$ 550
Series 2004-2 Class A, 5.75% 8/25/34 (a)(d)	6,474	6,496
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	7,587	7,607
Class A2, 5.74% 1/25/35 (a)(d)	1,094	1,097
Class M1, 5.82% 1/25/35 (a)(d)	1,299	1,303
Class M2, 6.32% 1/25/35 (a)(d)	854	862
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (a)	9,742	10,035
Commercial Mortgage pass thru certificates floater Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(d)	10,865	10,865
Class C, 5.59% 4/15/17 (a)(d)	4,615	4,615
Class D, 5.63% 4/15/17 (a)(d)	3,750	3,750
Class J, 6.17% 4/15/17 (a)(d)	520	520
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8775% 1/15/37 (a)(d)(f)	186,936	4,671
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,887	10,643
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6945% 12/10/41 (d)(f)	15,851	343
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (d)	18,365	18,165
Morgan Stanley Capital I Trust Series 2007-HQ11 Class A31, 5.439% 2/20/44 (d)	17,270	17,399
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $139,880)		139,930
Municipal Securities - 0.1%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,879)	5,000	6,116
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Israeli State 4.625% 6/15/13	$ 12,555	$ 12,060
United Mexican States 5.875% 1/15/14	13,125	13,433
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,803)		25,493
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	6,585	7,006
Fixed-Income Funds - 65.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (e)	4,345,773	433,360
Fidelity 2-5 Year Duration Securitized Bond Central Fund (e)	9,974,276	1,000,520
Fidelity Corporate Bond 1-5 Year Central Fund (e)	9,543,248	961,769
Fidelity Mortgage Backed Securities Central Fund (e)	22,407,537	2,240,754
Fidelity Specialized High Income Central Fund (e)	1,000,451	101,966
Fidelity Ultra-Short Central Fund (e)	28,748,776	2,855,616
TOTAL FIXED-INCOME FUNDS (Cost $7,593,152)		7,593,985
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d)	$ 15,235	15,653
TOTAL PREFERRED SECURITIES (Cost $15,235)		15,653
Cash Equivalents - 1.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $155,464)	$ 155,487	$ 155,464
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $13,671,246)		13,729,202
NET OTHER ASSETS - (17.8)%		(2,072,739)
NET ASSETS - 100%		$ 11,656,463
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34	Oct. 2034	$ 3,200	(182)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	3,380	(213)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	2,971	(87)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	2,971	(92)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ (109)
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	7,095	(13)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(336)
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	8,895	(25)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(429)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(453)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 09/25/34	Oct. 2034	9,300	(102)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 3,200	$ (83)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(19)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(79)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(41)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(33)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(110)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(115)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 305	$ (2)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	518	(12)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	288	(4)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(1,120)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	(549)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(204)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(18)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 4,750	$ (220)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	4,750	(526)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	214
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	101
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,450	6
Receive quarterly notional amount multiplied by 1.9% and pay Bank of America upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	3,000	(42)
Receive quarterly notional amount multiplied by 2.05% and pay Deutsche Bank upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	5,095	(18)
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	Sept. 2011	5,750	12
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)

	June 2008	$ 22,335	$ 75
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	14,815	50
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	12,150	46
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	673
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	245
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	13,100	197
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	21
TOTAL CREDIT DEFAULT SWAPS		356,864	(3,596)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	$ 140,000	$ (2,075)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	(222)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(589)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	(1,146)
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	2,520
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	270,000	4,165
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2036	75,000	4,126
TOTAL INTEREST RATE SWAPS		1,102,550	6,779
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	200,000	3,282
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	August 2007	13,300	219
TOTAL TOTAL RETURN SWAPS		213,300	3,501
		$ 1,672,714	$ 6,684
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $555,894,000 or 4.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,134,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$155,464,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 6,457
BNP Paribas Securities Corp.	6,349
Banc of America Securities LLC	14,384
Bank of America, NA	21,523
Barclays Capital, Inc.	37,877
Bear Stearns & Co., Inc.	4,305
Citigroup Global Markets, Inc.	4,305
Countrywide Securities Corp.	21,523
Goldman, Sachs & Co.	2,152
Societe Generale, New York Branch	6,457
UBS Securities LLC	30,132
$ 155,464
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 9,443
Fidelity 2-5 Year Duration Securitized Bond Central Fund	13,507
Fidelity Corporate Bond 1-5 Year Central Fund	15,705
Fidelity Mortgage Backed Securities Central Fund	30,511
Fidelity Specialized High Income Central Fund	3,422
Fidelity Ultra-Short Central Fund	70,829
Total	$ 143,417
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 434,382*	$ -	$ 433,360	18.0%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	997,937*	-	1,000,520	30.0%
Fidelity Corporate Bond 1-5 Year Central Fund	-	954,714*	-	961,769	73.7%
Fidelity Mortgage Backed Securities Central Fund	-	2,240,754*	-	2,240,754	29.2%
Fidelity Specialized High Income Central Fund	98,514	-	-	101,966	47.6%
Fidelity Ultra-Short Central Fund	1,960,403	900,020	-	2,855,616	21.1%
Total	$ 2,058,917	$ 5,527,807	$ -	$ 7,593,985
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $125,558,000 of which $731,000 expires on August 31, 2013 and the remainder expires on August 31, 2014. Of the loss carryforwards expiring on August 31, 2013, $731,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $155,464) - See accompanying schedule: Unaffiliated issuers (cost $6,078,094)	$ 6,135,217
Fidelity Central Funds (cost $7,593,152)	7,593,985
Total Investments (cost $13,671,246)		$ 13,729,202
Cash		1
Receivable for investments sold		26,834
Receivable for swap agreements		141
Receivable for fund shares sold		28,875
Interest receivable		46,426
Distributions receivable from Fidelity Central Funds		31,629
Swap agreements, at value		6,684
Other receivables		73
Total assets		13,869,865

Liabilities
Payable for investments purchased Regular delivery	$ 64,869
Delayed delivery	2,135,742
Payable for fund shares redeemed	7,174
Distributions payable	1,138
Accrued management fee	3,030
Distribution fees payable	42
Other affiliated payables	1,352
Other payables and accrued expenses	55
Total liabilities		2,213,402

Net Assets		$ 11,656,463
Net Assets consist of:
Paid in capital		$ 11,687,735
Distributions in excess of net investment income		(10,093)
Accumulated undistributed net realized gain (loss) on investments		(85,819)
Net unrealized appreciation (depreciation) on investments		64,640
Net Assets		$ 11,656,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,181 ÷ 8,391 shares)	$ 7.41

Maximum offering price per share (100/95.25 of $7.41)	$ 7.78
Class T: Net Asset Value and redemption price per share ($66,843 ÷ 9,016 shares)	$ 7.41

Maximum offering price per share (100/96.50 of $7.41)	$ 7.68
Class B: Net Asset Value and offering price per share ($10,187 ÷ 1,373 shares)A	$ 7.42

Class C: Net Asset Value and offering price per share ($15,562 ÷ 2,098 shares)A	$ 7.42

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($11,469,195 ÷ 1,546,803 shares)	$ 7.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,495 ÷ 4,379 shares)	$ 7.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Dividends		$ 490
Interest		140,347
Income from Fidelity Central Funds		143,417
Total income		284,254

Expenses
Management fee	$ 17,312
Transfer agent fees	5,492
Distribution fees	223
Fund wide operations fee	1,693
Independent trustees' compensation	18
Miscellaneous	14
Total expenses before reductions	24,752
Expense reductions	(412)	24,340
Net investment income		259,914
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,331
Swap agreements	1,105
Capital gain distributions from Fidelity Central Funds	374
Total net realized gain (loss)		42,810
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	70,355
Fidelity Central Funds	7,289
Swap agreements	5,462
Delayed delivery commitments	28
Total change in net unrealized appreciation (depreciation)		83,134
Net gain (loss)		125,944
Net increase (decrease) in net assets resulting from operations		$ 385,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 259,914	$ 149,398	$ 320,576
Net realized gain (loss)	42,810	(17,325)	(38,248)
Change in net unrealized appreciation (depreciation)	83,134	146,084	(184,829)
Net increase (decrease) in net assets resulting from operations	385,858	278,157	97,499
Distributions to shareholders from net investment income	(281,936)	(127,262)	(304,745)
Distributions to shareholders from net realized gain	(14,688)	-	(66,460)
Total distributions	(296,624)	(127,262)	(371,205)
Share transactions - net increase (decrease)	1,273,466	1,985,853	1,599,350
Total increase (decrease) in net assets	1,362,700	2,136,748	1,325,644

Net Assets
Beginning of period	10,293,763	8,157,015	6,831,371
End of period (including distributions in excess of net investment income of $10,093 and undistributed net investment income of $11,929 and $289, respectively)	$ 11,656,463	$ 10,293,763	$ 8,157,015
* The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.167	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	.085	.092	(.206)	.131	(.095)	.326
Total from investment operations	.252	.210	.092	.368	.129	.512
Distributions from net investment income	(.182)	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.192)	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.41	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	3.47%	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.70% A	.71% A	.71%	.83%	.83%	.79% A
Expenses net of fee waivers, if any	.70% A	.71% A	.71%	.83%	.83%	.79% A
Expenses net of all reductions	.69% A	.71% A	.71%	.83%	.83%	.79% A
Net investment income	4.58% A	4.86% A	4.04%	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.163	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	.085	.091	(.216)	.141	(.094)	.324
Total from investment operations	.248	.207	.074	.371	.120	.504
Distributions from net investment income	(.178)	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.188)	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.41	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	3.41%	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net Assets F, J
Expenses before reductions	.81% A	.82% A	.83%	.93%	.96%	.97% A
Expenses net of fee waivers, if any	.81% A	.82% A	.83%	.93%	.95%	.95% A
Expenses net of all reductions	.81% A	.81% A	.83%	.93%	.95%	.95% A
Net investment income	4.47% A	4.76% A	3.92%	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.138	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	.084	.102	(.216)	.140	(.095)	.322
Total from investment operations	.222	.201	.023	.320	.071	.469
Distributions from net investment income	(.152)	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.162)	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.42	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	3.05%	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51% A	1.50% A	1.51%	1.64%	1.63%	1.60% A
Expenses net of fee waivers, if any	1.51% A	1.50% A	1.51%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.50% A	1.50% A	1.51%	1.59%	1.60%	1.60% A
Net investment income	3.76% A	4.07% A	3.24%	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.135	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	.085	.102	(.216)	.140	(.095)	.322
Total from investment operations	.220	.199	.017	.316	.066	.467
Distributions from net investment income	(.150)	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.160)	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.42	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	3.02%	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net Assets F, J
Expenses before reductions	1.57% A	1.58% A	1.60%	1.67%	1.66%	1.64% A
Expenses net of fee waivers, if any	1.57% A	1.58% A	1.60%	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.57% A	1.58% A	1.60%	1.66%	1.66%	1.64% A
Net investment income	3.70% A	3.99% A	3.15%	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2006 K	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33	$ 7.18
Income from Investment Operations
Net investment income D	.177	.124	.317	.254	.240	.290	.379
Net realized and unrealized gain (loss)	.085	.092	(.206)	.130	(.095)	.483	.158
Total from investment operations	.262	.216	.111	.384	.145	.773	.537
Distributions from net investment income	(.192)	(.106)	(.301)	(.254)	(.245)	(.283)	(.377)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)	(.010)
Total distributions	(.202)	(.106)	(.371)	(.354)	(.375)	(.403)	(.387)
Net asset value, end of period	$ 7.41	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Total Return B, C	3.60%	3.01%	1.48%	5.26%	1.89%	10.82%	7.61%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of fee waivers, if any	.45% A	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of all reductions	.45% A	.45% A	.46%	.61%	.63%	.66%	.66%
Net investment income	4.83% A	5.12% A	4.29%	3.39%	3.16%	3.86%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 11,469	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274	$ 4,056
Portfolio turnover rate F	152% A, J	206% A, I	145%	227%	238%	276%	230%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2006 L	2005 L	2004 L	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.176	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	.085	.091	(.205)	.129	(.078)	.321
Total from investment operations	.261	.215	.108	.383	.155	.523
Distributions from net investment income	(.191)	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.201)	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.42	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	3.58%	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.47% A	.49% A	.50%	.59%	.64%	.56% A
Expenses net of fee waivers, if any	.47% A	.49% A	.50%	.59%	.64%	.56% A
Expenses net of all reductions	.47% A	.49% A	.50%	.59%	.64%	.56% A
Net investment income	4.81% A	5.07% A	4.25%	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,495	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate F	152% A, K	206% A, J	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 86,722
Unrealized depreciation	(36,829)
Net unrealized appreciation (depreciation)	$ 49,893
Cost for federal income tax purposes	$ 13,679,309

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $2,580,397 and $842,205, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.15%	$ 42	$ 9
Class T	.00%	.25%	77	3
Class B	.65%	.25%	44	32
Class C	.75%	.25%	60	14
			$ 223	$ 58

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	15
Class C*	1
$ 31

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 56.20
Class T	63.21
Class B	12.26
Class C	13.22
Investment Grade Bond	5,330.10
Institutional Class	18.12
	$ 5,492

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 348,124	$ (4,288)	3,481
2-5 Year Duration Securitized Bond Central Fund	642,867	(751)	6,429
Corporate Bond 1-5 Year Central Fund	854,634	1,964	8,546
Mortgage Backed Securities Central Fund	2,240,754	(1,346)	22,408
Total	$ 4,086,379	$ (4,421)	40,864

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $73.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $20. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	2
Investment Grade Bond	388
$ 392

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

At the end of the period, FMR or its affiliates were the owners of record of 44% of the total outstanding shares of the Fund.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC is in the process of determining the appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
From net investment income
Class A	$ 1,395	$ 557	$ 1,232
Class T	1,487	768	2,022
Class B	201	105	289
Class C	246	104	234
Investment Grade Bond	277,813	125,340	300,091
Institutional Class	794	388	877
Total	$ 281,936	$ 127,262	$ 304,745

From net realized gain
Class A	$ 77	$ -	$ 293
Class T	85	-	479
Class B	13	-	86
Class C	16	-	71
Investment Grade Bond	14,456	-	65,359
Institutional Class	41	-	172
Total	$ 14,688	$ -	$ 66,460

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	3,622	1,787	5,817
Reinvestment of distributions	193	74	170
Shares redeemed	(1,625)	(775)	(4,972)
Net increase (decrease)	2,190	1,086	1,015
Class T
Shares sold	1,939	1,019	3,807
Reinvestment of distributions	210	104	334
Shares redeemed	(1,118)	(1,054)	(2,644)
Net increase (decrease)	1,031	69	1,497
Class B
Shares sold	218	115	488
Reinvestment of distributions	23	11	41
Shares redeemed	(154)	(151)	(388)
Net increase (decrease)	87	(25)	141
Class C
Shares sold	919	183	850
Reinvestment of distributions	28	12	35
Shares redeemed	(207)	(126)	(474)
Net increase (decrease)	740	69	411
Investment Grade Bond
Shares sold	227,031	69,585	296,083
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	250,883	-
Reinvestment of distributions	38,465	16,933	48,523
Shares redeemed	(97,545)	(66,028)	(132,782)
Net increase (decrease)	167,951	271,373	211,824
Institutional Class
Shares sold	926	907	1,805
Reinvestment of distributions	88	46	125
Shares redeemed	(627)	(517)	(515)
Net increase (decrease)	387	436	1,415

Semiannual Report

12. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	$ 26,774	$ 12,921	$ 42,930
Reinvestment of distributions	1,426	536	1,256
Shares redeemed	(11,988)	(5,603)	(36,700)
Net increase (decrease)	$ 16,212	$ 7,854	$ 7,486
Class T
Shares sold	$ 14,350	$ 7,370	$ 28,191
Reinvestment of distributions	1,550	757	2,473
Shares redeemed	(8,258)	(7,604)	(19,510)
Net increase (decrease)	$ 7,642	$ 523	$ 11,154
Class B
Shares sold	$ 1,618	$ 830	$ 3,626
Reinvestment of distributions	168	82	301
Shares redeemed	(1,139)	(1,094)	(2,863)
Net increase (decrease)	$ 647	$ (182)	$ 1,064
Class C
Shares sold	$ 6,795	$ 1,328	$ 6,307
Reinvestment of distributions	207	89	261
Shares redeemed	(1,525)	(914)	(3,511)
Net increase (decrease)	$ 5,477	$ 503	$ 3,057
Investment Grade Bond
Shares sold	$ 1,676,316	$ 506,029	$ 2,186,923
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	1,823,921	-
Reinvestment of distributions	284,529	122,970	359,152
Shares redeemed	(720,208)	(478,951)	(979,977)
Net increase (decrease)	$ 1,240,637	$ 1,973,969	$ 1,566,098
Institutional Class
Shares sold	$ 6,833	$ 6,594	$ 13,369
Reinvestment of distributions	648	334	926
Shares redeemed	(4,630)	(3,742)	(3,804)
Net increase (decrease)	$ 2,851	$ 3,186	$ 10,491

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-USAN-0407
1.784859.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Semiannual Report

February 28, 2007

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at advisor.fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period * September 1, 2006 to February 28, 2007
Class A
Actual	$ 1,000.00	$ 1,034.70	$ 3.53**
Hypothetical A	$ 1,000.00	$ 1,021.32	$ 3.51**
Class T
Actual	$ 1,000.00	$ 1,034.10	$ 4.09
Hypothetical A	$ 1,000.00	$ 1,020.78	$ 4.06
Class B
Actual	$ 1,000.00	$ 1,030.50	$ 7.60
Hypothetical A	$ 1,000.00	$ 1,017.31	$ 7.55
Class C
Actual	$ 1,000.00	$ 1,030.20	$ 7.90
Hypothetical A	$ 1,000.00	$ 1,017.01	$ 7.85
Investment Grade Bond
Actual	$ 1,000.00	$ 1,036.00	$ 2.27
Hypothetical A	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,035.80	$ 2.37
Hypothetical A	$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.70%**
Class T	.81%
Class B	1.51%
Class C	1.57%
Investment Grade Bond	.45%
Institutional Class	.47%

** If fees and changes to voluntary expense limitations, effective April 1, 2007 had been in effect during the period, the annualized expense ratio would have been .80% and the expenses paid in the actual and hypothetical examples above would have been $4.04 and $4.01, respectively.

Semiannual Report

Investment Changes

The information in the tables is based on the combined investments of the Fund and its pro-rata share of its investments of each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007 *	As of August 31, 2006 **
U.S. Government and U.S. Government Agency Obligations 53.9%	U.S. Government and U.S. Government Agency Obligations 52.9%
AAA 22.2%	AAA 14.6%
AA 7.6%	AA 4.0%
A 8.7%	A 8.0%
BBB 17.7%	BBB 20.3%
BB and Below 4.2%	BB and Below 4.2%
Not Rated 1.4%	Not Rated 1.8%
Short-Term Investments and Net Other Assets(dagger) (15.7)%	Short-Term Investments and Net Other Assets(dagger) (5.8)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of February 28, 2007
6 months ago
Years	5.2	6.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	4.1	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *		As of August 31, 2006 **
	Corporate Bonds 27.6%		Corporate Bonds 27.5%
	U.S. Government and U.S. Government Agency Obligations 53.9%		U.S. Government and U.S. Government Agency Obligations 52.9%
	Asset-Backed Securities 16.2%		Asset-Backed Securities 10.9%
	CMOs and Other Mortgage Related Securities 17.5%		CMOs and Other Mortgage Related Securities 14.0%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 0.4%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets(dagger) (15.7)%		Short-Term Investments and Net Other Assets(dagger) (5.8)%
* Foreign investments	9.8%	** Foreign investments	10.1%
* Futures and Swaps	17.7%	** Futures and Swaps	18.4%

(dagger)Short-term Investments and Net Other Assets are not included in the pie chart.

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.4%
Ford Motor Co.:
6.375% 2/1/29	$ 11,350	$ 8,399
6.625% 10/1/28	6,365	4,710
7.45% 7/16/31	40,245	32,297
		45,406
Media - 1.2%
Comcast Corp.:
4.95% 6/15/16	23,509	22,623
6.45% 3/15/37	11,633	12,172
Cox Communications, Inc. 6.45% 12/1/36 (a)	17,546	18,283
Gannett Co., Inc. 5.56% 5/26/09 (d)	15,990	16,001
Liberty Media Corp.:
5.7% 5/15/13	8,500	8,043
8.25% 2/1/30	19,105	19,518
News America Holdings, Inc. 7.75% 12/1/45	6,015	7,184
News America, Inc. 6.2% 12/15/34	11,825	11,883
Time Warner, Inc. 6.5% 11/15/36	12,380	12,844
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,508
		138,059
TOTAL CONSUMER DISCRETIONARY		183,465
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	11,020	10,569
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,519
Oil, Gas & Consumable Fuels - 1.1%
Nakilat, Inc. 6.067% 12/31/33 (a)	27,310	27,363
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	5,985	5,825
Pemex Project Funding Master Trust:
5.75% 12/15/15	53,736	53,467
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
7.375% 12/15/14	$ 33,610	$ 37,038
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	9,120	9,234
		132,927
TOTAL ENERGY		142,446
FINANCIALS - 7.9%
Capital Markets - 1.2%
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,204
JPMorgan Chase Capital XX 6.55% 9/29/36	50,190	52,270
Lazard Group LLC 7.125% 5/15/15	16,430	17,556
Morgan Stanley 5.66% 1/9/14 (d)	49,635	49,621
		138,651
Commercial Banks - 1.7%
Bank of America NA 6% 10/15/36	46,475	48,387
Bank One Corp. 5.25% 1/30/13	13,775	13,835
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,854
Export-Import Bank of Korea 5.25% 2/10/14 (a)	7,225	7,220
HSBC Holdings PLC 6.5% 5/2/36	11,470	12,575
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	17,922
Korea Development Bank 5.75% 9/10/13	14,578	15,047
Wachovia Bank NA:
4.875% 2/1/15	20,250	19,715
5.85% 2/1/37	29,335	29,792
Wachovia Corp. 4.875% 2/15/14	1,791	1,750
Wells Fargo Bank NA 5.95% 8/26/36	28,949	30,360
		200,457
Consumer Finance - 0.1%
General Electric Capital Corp. 5.4% 2/15/17	13,360	13,473
Diversified Financial Services - 0.8%
Citigroup, Inc. 6.125% 8/25/36	21,260	22,479
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(d)	4,325	4,478
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	10,231
5.75% 1/2/13	2,935	3,020
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,791
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	15,505	15,744
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	$ 13,035	$ 12,671
5.5% 1/15/14 (a)	8,820	8,881
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	7,500	7,709
		89,004
Insurance - 0.5%
Assurant, Inc. 5.625% 2/15/14	6,095	6,153
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,398
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(d)	3,235	3,483
Lincoln National Corp. 7% 5/17/66 (d)	8,870	9,488
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(d)	18,775	18,524
Symetra Financial Corp. 6.125% 4/1/16 (a)	10,405	10,655
		61,701
Real Estate Investment Trusts - 2.4%
AMB Property LP 5.9% 8/15/13	9,635	9,881
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,168
5.25% 5/1/15	12,430	12,338
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,869
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	11,005
5.75% 4/1/12	9,625	9,803
Camden Property Trust:
5.875% 6/1/07	6,320	6,325
5.875% 11/30/12	6,435	6,611
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,888
5.5% 10/1/15	12,730	12,577
6.875% 8/15/12	5,000	5,325
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	957
5% 5/3/10	6,840	6,794
5.25% 4/15/11	5,400	5,396
5.375% 10/15/12	5,485	5,502
Duke Realty LP:
5.5% 3/1/16	10,700	10,714
5.95% 2/15/17	4,085	4,229
Equity One, Inc. 6.25% 1/15/17	4,535	4,676
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Residential 5.125% 3/15/16	$ 18,175	$ 17,913
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,873
6% 7/15/12	3,355	3,452
6.2% 1/15/17	2,580	2,693
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,985
HRPT Properties Trust 5.75% 11/1/15	2,925	2,965
Liberty Property LP:
5.5% 12/15/16	6,665	6,686
6.375% 8/15/12	4,617	4,851
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,231
7.25% 3/15/09	4,110	4,263
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,749
6% 3/31/16	2,600	2,573
Simon Property Group LP:
4.6% 6/15/10	8,400	8,269
5.1% 6/15/15	31,070	30,594
5.45% 3/15/13	8,720	8,813
7.75% 1/20/11	2,250	2,455
Tanger Properties LP 6.15% 11/15/15	17,300	17,672
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,578
Washington (REIT) 5.95% 6/15/11	10,660	10,887
		282,560
Real Estate Management & Development - 0.6%
Colonial Realty LP 6.05% 9/1/16	13,410	13,784
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,969
Realogy Corp. 6.5% 10/15/16 (a)	25,400	26,580
Regency Centers LP 6.75% 1/15/12	12,435	13,194
		65,527
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp. 6.25% 5/15/16	3,650	3,715
Residential Capital Corp.:
6.5% 4/17/13	8,915	9,001
7.19% 4/17/09 (a)(d)	15,545	15,448
The PMI Group, Inc. 6% 9/15/16	9,880	10,169
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.625% 4/1/14	$ 18,130	$ 17,148
5.7606% 9/17/12 (d)	19,000	19,034
		74,515
TOTAL FINANCIALS		925,888
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (a)	18,035	17,269
Airlines - 0.8%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,734
7.858% 4/1/13	26,059	28,404
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,286	4,500
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,014	7,225
United Airlines pass thru trust certificates:
6.071% 9/1/14	4,885	4,921
6.602% 9/1/13	8,607	8,693
7.032% 4/1/12	5,788	5,874
7.186% 10/1/12	14,328	14,570
7.811% 10/1/09	4,909	5,523
		93,444
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co.:
5.5% 5/15/15	12,745	12,416
6.125% 1/15/17	5,850	5,969
		18,385
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (d)	9,263	9,064
TOTAL INDUSTRIALS		138,162
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. 6.625% 9/15/16	10,350	10,837
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	$ 9,825	$ 9,908
6.375% 8/3/15	10,650	10,944
		20,852
TOTAL INFORMATION TECHNOLOGY		31,689
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,686
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,657
TOTAL MATERIALS		16,343
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 6.8% 5/15/36	5,985	6,560
BellSouth Capital Funding Corp. 7.875% 2/15/30	36,887	44,185
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,126
Embarq Corp. 7.082% 6/1/16	17,205	17,791
KT Corp. 5.875% 6/24/14 (a)	7,455	7,719
Sprint Capital Corp. 6.875% 11/15/28	18,745	19,113
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,649
5.25% 10/1/15	12,725	12,148
7.2% 7/18/36	7,990	8,596
Telefonica Emisiones SAU 7.045% 6/20/36	10,400	11,532
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,636
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	7,031
7.75% 12/1/30	15,467	18,487
		193,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC:
5% 12/16/13	$ 7,380	$ 7,229
5.625% 2/27/17	10,213	10,215
		17,444
TOTAL TELECOMMUNICATION SERVICES		211,017
UTILITIES - 2.0%
Electric Utilities - 0.8%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,616
Commonwealth Edison Co. 5.4% 12/15/11	14,153	14,167
Exelon Corp. 4.9% 6/15/15	27,100	25,851
Nevada Power Co. 6.5% 5/15/18	26,280	27,276
Pacific Gas & Electric Co. 4.8% 3/1/14	2,670	2,596
Southern California Edison Co.:
4.65% 4/1/15	990	951
5% 1/15/14	585	578
TXU Energy Co. LLC 7% 3/15/13	10,903	11,363
		94,398
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	1,435	1,376
5.4% 7/15/14	2,960	2,926
5.45% 9/15/20	9,335	8,930
5.93% 11/23/09 (d)	9,874	9,882
		23,114
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,313
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,525
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,356
TXU Corp. 5.55% 11/15/14	7,555	6,895
		56,089
Multi-Utilities - 0.5%
Dominion Resources, Inc. 7.5% 6/30/66 (d)	12,110	13,298
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16	$ 26,485	$ 27,920
TECO Energy, Inc. 7% 5/1/12	11,415	11,986
		53,204
TOTAL UTILITIES		226,805
TOTAL NONCONVERTIBLE BONDS (Cost $1,856,264)		1,886,384
U.S. Government and Government Agency Obligations - 14.9%

U.S. Treasury Inflation Protected Obligations - 6.0%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (c)	478,322	472,860
2.375% 1/15/17	223,864	227,641
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		700,501
U.S. Treasury Obligations - 8.9%
U.S. Treasury Bonds 4.5% 2/15/36	58,010	56,261
U.S. Treasury Notes:
4.5% 9/30/11 (b)	343,537	343,296
4.625% 10/31/11 (b)	193,690	194,545
4.75% 1/31/12 (b)	428,696	433,043
5.125% 5/15/16	8,010	8,341
TOTAL U.S. TREASURY OBLIGATIONS		1,035,486
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,726,861)		1,735,987
U.S. Government Agency - Mortgage Securities - 11.3%

Fannie Mae - 10.7%
4.5% 3/1/22 (b)	16,044	15,540
4.5% 3/1/22 (b)	4,810	4,659
5% 3/1/37 (b)	188,063	182,332
5% 3/1/37 (b)	160,000	155,125
5% 3/1/37 (b)	199,321	193,248
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 3/1/37 (b)	$ 34,000	$ 32,964
5.5% 3/1/37 (b)	35,000	34,699
5.5% 3/1/37 (b)	20,645	20,467
5.5% 3/1/37 (b)	273,365	271,011
5.5% 3/1/37 (b)	163,230	161,824
6% 3/1/22 (b)	313	318
6% 3/1/22 (b)	2,562	2,601
6% 3/1/37 (b)	9,075	9,149
6.5% 3/1/37 (b)	14,391	14,669
6.5% 3/1/37 (b)	142,590	145,339
TOTAL FANNIE MAE		1,243,945
Government National Mortgage Association - 0.6%
6.5% 3/1/37 (b)	33,354	34,222
6.5% 3/1/37 (b)	37,937	38,924
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		73,146
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,302,829)		1,317,091
Asset-Backed Securities - 2.5%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (d)	3,103	3,109
Class M2, 6.42% 2/25/34 (d)	3,700	3,729
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (a)(d)	10,400	10,400
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.07% 9/9/30 (a)(d)	2,638	2,678
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.87% 4/25/34 (d)	9,065	9,089
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (d)	11,295	11,305
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (d)	4,165	4,168
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (a)	4,195	4,204
Series 2006-SN1A Class D, 6.15% 4/20/11 (a)	2,730	2,770
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	1,449	1,249
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	$ 7,282	$ 7,193
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (d)	11,345	11,381
Series 2004-3 Class M1, 5.82% 6/25/34 (d)	2,175	2,184
Series 2005-3 Class MV1, 5.74% 8/25/35 (d)	12,300	12,323
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	5,545	5,683
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.87% 3/25/34 (d)	600	601
Class M4, 6.22% 3/25/34 (d)	450	451
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (a)	5,810	5,862
Series 2006-C Class D, 6.89% 5/15/13 (a)	4,115	4,147
Fremont Home Loan Trust Series 2005-A:
Class M2, 5.78% 1/25/35 (d)	3,650	3,666
Class M3, 5.81% 1/25/35 (d)	1,975	1,985
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	7,046	6,998
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (d)	4,994	4,994
Class M2, 6.42% 1/25/34 (d)	809	809
Class M3, 6.62% 1/25/34 (d)	478	478
Series 2004-OPT Class A1, 5.66% 11/25/34 (d)	1,548	1,549
Home Equity Asset Trust Series 2003-2 Class M1, 6.64% 8/25/33 (d)	3,739	3,742
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (d)	2,261	2,265
Class M2, 5.81% 1/20/35 (d)	1,698	1,704
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (a)(d)	2,281	2,280
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (d)	2,155	2,164
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (d)	2,971	2,990
Class M2, 5.87% 7/25/34 (d)	575	576
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (d)	2,830	2,834
Series 2003-NC8 Class M1, 6.02% 9/25/33 (d)	3,930	3,935
Series 2004-NC2 Class M1, 5.87% 12/25/33 (d)	3,765	3,780
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (d)	2,036	2,038
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC1 Class M1, 6.52% 2/25/32 (a)(d)	$ 4,363	$ 4,366
Series 2002-NC3 Class M1, 6.4% 8/25/32 (d)	2,308	2,310
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (d)	2,150	2,160
Class M4, 6.295% 6/25/34 (d)	3,585	3,605
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (d)	5,135	5,135
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.85% 3/25/35 (d)	6,910	6,911
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.31% 6/15/33 (d)	7,301	7,385
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.82% 3/25/36 (a)(d)	4,513	2,785
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(d)	9,340	9,340
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (a)	50,000	50,267
Class E, 7.05% 5/20/14 (a)	6,660	6,737
WaMu Master Note Trust Series 2006-C2A Class C2, 5.82% 8/15/15 (a)(d)	17,820	17,820
Washington Mutual Asset-Backed Certificates Series 2006-HE5 Class B2, 7.82% 10/25/36 (a)(d)	6,417	4,750
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (a)(d)	11,603	11,603
TOTAL ASSET-BACKED SECURITIES (Cost $286,896)		286,487
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 2.9%
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 6.0303% 12/25/33 (d)	1,054	1,063
Series 2004-B Class 1A1, 3.5013% 3/25/34 (d)	2,212	2,220
Series 2004-C Class 1A1, 3.3242% 4/25/34 (d)	5,502	5,621
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (d)(f)	82,020	10,343
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (d)	20,947	20,988
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.65% 5/25/35 (d)	4,459	4,466
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (d)	$ 465	$ 465
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (d)	1,389	1,391
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.299% 11/19/35 (d)	9,851	9,823
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.83% 10/11/41 (a)(d)	12,935	12,934
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.6% 12/20/54 (d)	19,250	19,247
Series 2006-1A Class C2, 5.96% 12/20/54 (a)(d)	9,100	9,100
Series 2006-2 Class C1, 5.83% 12/20/54 (d)	22,100	22,117
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.78% 11/25/29 (d)	4,210	4,220
Series 2004-G Class A2, 5.67% 11/25/29 (d)	2,452	2,454
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	3,299	3,304
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (d)	13,911	13,941
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (a)(d)	9,990	10,140
Class B5, 7.67% 7/10/35 (a)(d)	9,430	9,445
Class B6, 8.17% 7/10/35 (a)(d)	4,295	4,394
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (a)(d)	4,565	4,633
Class B4, 6.97% 6/10/35 (a)(d)	4,086	4,168
Class B5, 7.57% 6/10/35 (a)(d)	2,789	2,845
Class B6, 8.07% 6/10/35 (a)(d)	1,655	1,702
Series 2004-A:
Class B4, 6.52% 2/10/36 (a)(d)	5,734	5,818
Class B5, 7.02% 2/10/36 (a)(d)	3,823	3,892
Series 2004-B:
Class B4, 6.42% 2/10/36 (a)(d)	2,105	2,139
Class B5, 6.87% 2/10/36 (a)(d)	1,436	1,453
Class B6, 7.32% 2/10/36 (a)(d)	383	389
Series 2004-C:
Class B4, 6.27% 9/10/36 (a)(d)	2,703	2,743
Class B5, 6.67% 9/10/36 (a)(d)	2,992	3,022
Class B6, 7.07% 9/10/36 (a)(d)	483	487
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	8,347	8,366
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	$ 6,911	$ 6,915
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (d)	14,280	14,333
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (d)	4,593	3,901
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.56% 10/25/35 (d)	9,588	9,595
Class A4, 5.59% 10/25/35 (d)	18,455	18,438
WaMu Mortgage pass thru certificates Series 2005-AR14 Class 1A1, 5.0679% 12/25/35 (d)	19,272	19,111
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (d)	61,894	61,578
TOTAL PRIVATE SPONSOR		343,204
U.S. Government Agency - 1.9%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 3079 Class MB, 5% 10/15/28	30,807	30,630
Series 3082 Class PG, 5% 10/15/29	50,300	50,012
Series 3118 Class QB, 5% 2/15/29	33,731	33,538
Series 3258 Class PM, 5.5% 12/15/36	101,125	102,222
TOTAL U.S. GOVERNMENT AGENCY		216,402
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $556,469)		559,606
Commercial Mortgage Securities - 1.2%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(d)	10,873	10,874
Class B, 6.28% 7/14/11 (a)(d)	5,432	5,429
Class C, 6.43% 7/14/11 (a)(d)	10,879	10,880
Class D, 7.061% 7/14/11 (a)(d)	6,275	6,279
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(d)	6,274	6,286
Class B, 7.22% 4/25/34 (a)(d)	709	714
Class M1, 5.88% 4/25/34 (a)(d)	546	547
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2004-1:
Class M2, 6.52% 4/25/34 (a)(d)	$ 546	$ 550
Series 2004-2 Class A, 5.75% 8/25/34 (a)(d)	6,474	6,496
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(d)	7,587	7,607
Class A2, 5.74% 1/25/35 (a)(d)	1,094	1,097
Class M1, 5.82% 1/25/35 (a)(d)	1,299	1,303
Class M2, 6.32% 1/25/35 (a)(d)	854	862
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (a)	9,742	10,035
Commercial Mortgage pass thru certificates floater Series 2005-F10A:
Class B, 5.55% 4/15/17 (a)(d)	10,865	10,865
Class C, 5.59% 4/15/17 (a)(d)	4,615	4,615
Class D, 5.63% 4/15/17 (a)(d)	3,750	3,750
Class J, 6.17% 4/15/17 (a)(d)	520	520
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.8775% 1/15/37 (a)(d)(f)	186,936	4,671
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,887	10,643
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6945% 12/10/41 (d)(f)	15,851	343
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (d)	18,365	18,165
Morgan Stanley Capital I Trust Series 2007-HQ11 Class A31, 5.439% 2/20/44 (d)	17,270	17,399
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $139,880)		139,930
Municipal Securities - 0.1%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,879)	5,000	6,116
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Israeli State 4.625% 6/15/13	$ 12,555	$ 12,060
United Mexican States 5.875% 1/15/14	13,125	13,433
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,803)		25,493
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	6,585	7,006
Fixed-Income Funds - 65.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (e)	4,345,773	433,360
Fidelity 2-5 Year Duration Securitized Bond Central Fund (e)	9,974,276	1,000,520
Fidelity Corporate Bond 1-5 Year Central Fund (e)	9,543,248	961,769
Fidelity Mortgage Backed Securities Central Fund (e)	22,407,537	2,240,754
Fidelity Specialized High Income Central Fund (e)	1,000,451	101,966
Fidelity Ultra-Short Central Fund (e)	28,748,776	2,855,616
TOTAL FIXED-INCOME FUNDS (Cost $7,593,152)		7,593,985
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d)	$ 15,235	15,653
TOTAL PREFERRED SECURITIES (Cost $15,235)		15,653
Cash Equivalents - 1.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $155,464)	$ 155,487	$ 155,464
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $13,671,246)		13,729,202
NET OTHER ASSETS - (17.8)%		(2,072,739)
NET ASSETS - 100%		$ 11,656,463
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34	Oct. 2034	$ 3,200	(182)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34	Dec. 2034	3,380	(213)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	2,971	(87)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	2,971	(92)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ (109)
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	7,095	(13)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(336)
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	8,895	(25)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(429)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(453)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 09/25/34	Oct. 2034	9,300	(102)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 3,200	$ (83)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(19)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(79)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(41)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(33)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(110)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	(115)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 305	$ (2)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	518	(12)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	288	(4)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(1,120)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	(549)
Receive monthly notional amount multiplied by 3% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(204)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	(18)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 4,750	$ (220)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon default event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	4,750	(526)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	214
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	101
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,450	6
Receive quarterly notional amount multiplied by 1.9% and pay Bank of America upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	3,000	(42)
Receive quarterly notional amount multiplied by 2.05% and pay Deutsche Bank upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	5,095	(18)
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	Sept. 2011	5,750	12
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)

	June 2008	$ 22,335	$ 75
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	14,815	50
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	12,150	46
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	673
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	245
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	13,100	197
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,400	21
TOTAL CREDIT DEFAULT SWAPS		356,864	(3,596)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	$ 140,000	$ (2,075)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	(222)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(589)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	315,000	(1,146)
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	2,520
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	270,000	4,165
Receive semi-annually a fixed rate equal to 5.51% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2036	75,000	4,126
TOTAL INTEREST RATE SWAPS		1,102,550	6,779
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	200,000	3,282
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	August 2007	13,300	219
TOTAL TOTAL RETURN SWAPS		213,300	3,501
		$ 1,672,714	$ 6,684
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $555,894,000 or 4.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,134,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$155,464,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 6,457
BNP Paribas Securities Corp.	6,349
Banc of America Securities LLC	14,384
Bank of America, NA	21,523
Barclays Capital, Inc.	37,877
Bear Stearns & Co., Inc.	4,305
Citigroup Global Markets, Inc.	4,305
Countrywide Securities Corp.	21,523
Goldman, Sachs & Co.	2,152
Societe Generale, New York Branch	6,457
UBS Securities LLC	30,132
$ 155,464
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 9,443
Fidelity 2-5 Year Duration Securitized Bond Central Fund	13,507
Fidelity Corporate Bond 1-5 Year Central Fund	15,705
Fidelity Mortgage Backed Securities Central Fund	30,511
Fidelity Specialized High Income Central Fund	3,422
Fidelity Ultra-Short Central Fund	70,829
Total	$ 143,417
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 434,382*	$ -	$ 433,360	18.0%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	997,937*	-	1,000,520	30.0%
Fidelity Corporate Bond 1-5 Year Central Fund	-	954,714*	-	961,769	73.7%
Fidelity Mortgage Backed Securities Central Fund	-	2,240,754*	-	2,240,754	29.2%
Fidelity Specialized High Income Central Fund	98,514	-	-	101,966	47.6%
Fidelity Ultra-Short Central Fund	1,960,403	900,020	-	2,855,616	21.1%
Total	$ 2,058,917	$ 5,527,807	$ -	$ 7,593,985
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $125,558,000 of which $731,000 expires on August 31, 2013 and the remainder expires on August 31, 2014. Of the loss carryforwards expiring on August 31, 2013, $731,000 was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $155,464) - See accompanying schedule: Unaffiliated issuers (cost $6,078,094)	$ 6,135,217
Fidelity Central Funds (cost $7,593,152)	7,593,985
Total Investments (cost $13,671,246)		$ 13,729,202
Cash		1
Receivable for investments sold		26,834
Receivable for swap agreements		141
Receivable for fund shares sold		28,875
Interest receivable		46,426
Distributions receivable from Fidelity Central Funds		31,629
Swap agreements, at value		6,684
Other receivables		73
Total assets		13,869,865

Liabilities
Payable for investments purchased Regular delivery	$ 64,869
Delayed delivery	2,135,742
Payable for fund shares redeemed	7,174
Distributions payable	1,138
Accrued management fee	3,030
Distribution fees payable	42
Other affiliated payables	1,352
Other payables and accrued expenses	55
Total liabilities		2,213,402

Net Assets		$ 11,656,463
Net Assets consist of:
Paid in capital		$ 11,687,735
Distributions in excess of net investment income		(10,093)
Accumulated undistributed net realized gain (loss) on investments		(85,819)
Net unrealized appreciation (depreciation) on investments		64,640
Net Assets		$ 11,656,463

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,181 ÷ 8,391 shares)	$ 7.41

Maximum offering price per share (100/95.25 of $7.41)	$ 7.78
Class T: Net Asset Value and redemption price per share ($66,843 ÷ 9,016 shares)	$ 7.41

Maximum offering price per share (100/96.50 of $7.41)	$ 7.68
Class B: Net Asset Value and offering price per share ($10,187 ÷ 1,373 shares)A	$ 7.42

Class C: Net Asset Value and offering price per share ($15,562 ÷ 2,098 shares)A	$ 7.42

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($11,469,195 ÷ 1,546,803 shares)	$ 7.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,495 ÷ 4,379 shares)	$ 7.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Dividends		$ 490
Interest		140,347
Income from Fidelity Central Funds		143,417
Total income		284,254

Expenses
Management fee	$ 17,312
Transfer agent fees	5,492
Distribution fees	223
Fund wide operations fee	1,693
Independent trustees' compensation	18
Miscellaneous	14
Total expenses before reductions	24,752
Expense reductions	(412)	24,340
Net investment income		259,914
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,331
Swap agreements	1,105
Capital gain distributions from Fidelity Central Funds	374
Total net realized gain (loss)		42,810
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	70,355
Fidelity Central Funds	7,289
Swap agreements	5,462
Delayed delivery commitments	28
Total change in net unrealized appreciation (depreciation)		83,134
Net gain (loss)		125,944
Net increase (decrease) in net assets resulting from operations		$ 385,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 259,914	$ 149,398	$ 320,576
Net realized gain (loss)	42,810	(17,325)	(38,248)
Change in net unrealized appreciation (depreciation)	83,134	146,084	(184,829)
Net increase (decrease) in net assets resulting from operations	385,858	278,157	97,499
Distributions to shareholders from net investment income	(281,936)	(127,262)	(304,745)
Distributions to shareholders from net realized gain	(14,688)	-	(66,460)
Total distributions	(296,624)	(127,262)	(371,205)
Share transactions - net increase (decrease)	1,273,466	1,985,853	1,599,350
Total increase (decrease) in net assets	1,362,700	2,136,748	1,325,644

Net Assets
Beginning of period	10,293,763	8,157,015	6,831,371
End of period (including distributions in excess of net investment income of $10,093 and undistributed net investment income of $11,929 and $289, respectively)	$ 11,656,463	$ 10,293,763	$ 8,157,015
* The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.167	.118	.298	.237	.224	.186
Net realized and unrealized gain (loss)	.085	.092	(.206)	.131	(.095)	.326
Total from investment operations	.252	.210	.092	.368	.129	.512
Distributions from net investment income	(.182)	(.100)	(.282)	(.238)	(.229)	(.172)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.192)	(.100)	(.352)	(.338)	(.359)	(.292)
Net asset value, end of period	$ 7.41	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70
Total Return B, C, D	3.47%	2.92%	1.23%	5.03%	1.68%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.70% A	.71% A	.71%	.83%	.83%	.79% A
Expenses net of fee waivers, if any	.70% A	.71% A	.71%	.83%	.83%	.79% A
Expenses net of all reductions	.69% A	.71% A	.71%	.83%	.83%	.79% A
Net investment income	4.58% A	4.86% A	4.04%	3.17%	2.96%	3.73% A
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 46	$ 37	$ 31	$ 22	$ 8
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.163	.116	.290	.230	.214	.180
Net realized and unrealized gain (loss)	.085	.091	(.216)	.141	(.094)	.324
Total from investment operations	.248	.207	.074	.371	.120	.504
Distributions from net investment income	(.178)	(.097)	(.274)	(.231)	(.220)	(.164)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.188)	(.097)	(.344)	(.331)	(.350)	(.284)
Net asset value, end of period	$ 7.41	$ 7.35	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	3.41%	2.89%	.98%	5.07%	1.56%	6.87%
Ratios to Average Net Assets F, J
Expenses before reductions	.81% A	.82% A	.83%	.93%	.96%	.97% A
Expenses net of fee waivers, if any	.81% A	.82% A	.83%	.93%	.95%	.95% A
Expenses net of all reductions	.81% A	.81% A	.83%	.93%	.95%	.95% A
Net investment income	4.47% A	4.76% A	3.92%	3.07%	2.84%	3.57% A
Supplemental Data
Net assets, end of period (in millions)	$ 67	$ 59	$ 57	$ 48	$ 30	$ 10
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.138	.099	.239	.180	.166	.147
Net realized and unrealized gain (loss)	.084	.102	(.216)	.140	(.095)	.322
Total from investment operations	.222	.201	.023	.320	.071	.469
Distributions from net investment income	(.152)	(.081)	(.223)	(.180)	(.171)	(.129)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.162)	(.081)	(.293)	(.280)	(.301)	(.249)
Net asset value, end of period	$ 7.42	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	3.05%	2.79%	.28%	4.37%	.90%	6.39%
Ratios to Average Net Assets F, J
Expenses before reductions	1.51% A	1.50% A	1.51%	1.64%	1.63%	1.60% A
Expenses net of fee waivers, if any	1.51% A	1.50% A	1.51%	1.60%	1.60%	1.60% A
Expenses net of all reductions	1.50% A	1.50% A	1.51%	1.59%	1.60%	1.60% A
Net investment income	3.76% A	4.07% A	3.24%	2.40%	2.19%	2.92% A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 9	$ 9	$ 9	$ 9	$ 8
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 H	2006 M	2005 M	2004 M	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income E	.135	.097	.233	.176	.161	.145
Net realized and unrealized gain (loss)	.085	.102	(.216)	.140	(.095)	.322
Total from investment operations	.220	.199	.017	.316	.066	.467
Distributions from net investment income	(.150)	(.079)	(.217)	(.176)	(.166)	(.127)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.160)	(.079)	(.287)	(.276)	(.296)	(.247)
Net asset value, end of period	$ 7.42	$ 7.36	$ 7.24	$ 7.51	$ 7.47	$ 7.70
Total Return B, C, D	3.02%	2.76%	.20%	4.30%	.84%	6.35%
Ratios to Average Net Assets F, J
Expenses before reductions	1.57% A	1.58% A	1.60%	1.67%	1.66%	1.64% A
Expenses net of fee waivers, if any	1.57% A	1.58% A	1.60%	1.66%	1.66%	1.64% A
Expenses net of all reductions	1.57% A	1.58% A	1.60%	1.66%	1.66%	1.64% A
Net investment income	3.70% A	3.99% A	3.15%	2.34%	2.13%	2.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 10	$ 9	$ 7	$ 7	$ 6
Portfolio turnover rate G	152% A, L	206% A, K	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. I For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Portfolio turnover rate excludes securities received or delivered in-kind. M For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2006 K	2005 K	2004 K	2003 K	2002 K
Selected Per-Share Data
Net asset value, beginning of period	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33	$ 7.18
Income from Investment Operations
Net investment income D	.177	.124	.317	.254	.240	.290	.379
Net realized and unrealized gain (loss)	.085	.092	(.206)	.130	(.095)	.483	.158
Total from investment operations	.262	.216	.111	.384	.145	.773	.537
Distributions from net investment income	(.192)	(.106)	(.301)	(.254)	(.245)	(.283)	(.377)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)	(.010)
Total distributions	(.202)	(.106)	(.371)	(.354)	(.375)	(.403)	(.387)
Net asset value, end of period	$ 7.41	$ 7.35	$ 7.24	$ 7.50	$ 7.47	$ 7.70	$ 7.33
Total Return B, C	3.60%	3.01%	1.48%	5.26%	1.89%	10.82%	7.61%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of fee waivers, if any	.45% A	.45% A	.46%	.61%	.63%	.66%	.66%
Expenses net of all reductions	.45% A	.45% A	.46%	.61%	.63%	.66%	.66%
Net investment income	4.83% A	5.12% A	4.29%	3.39%	3.16%	3.86%	5.18%
Supplemental Data
Net assets, end of period (in millions)	$ 11,469	$ 10,141	$ 8,018	$ 6,721	$ 5,735	$ 5,274	$ 4,056
Portfolio turnover rate F	152% A, J	206% A, I	145%	227%	238%	276%	230%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Portfolio turnover rate excludes securities received or delivered in-kind. K For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2006 L	2005 L	2004 L	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70	$ 7.48
Income from Investment Operations
Net investment income D	.176	.124	.313	.254	.233	.202
Net realized and unrealized gain (loss)	.085	.091	(.205)	.129	(.078)	.321
Total from investment operations	.261	.215	.108	.383	.155	.523
Distributions from net investment income	(.191)	(.105)	(.298)	(.253)	(.245)	(.183)
Distributions from net realized gain	(.010)	-	(.070)	(.100)	(.130)	(.120)
Total distributions	(.201)	(.105)	(.368)	(.353)	(.375)	(.303)
Net asset value, end of period	$ 7.42	$ 7.36	$ 7.25	$ 7.51	$ 7.48	$ 7.70
Total Return B, C	3.58%	2.99%	1.44%	5.24%	2.04%	7.14%
Ratios to Average Net Assets E, I
Expenses before reductions	.47% A	.49% A	.50%	.59%	.64%	.56% A
Expenses net of fee waivers, if any	.47% A	.49% A	.50%	.59%	.64%	.56% A
Expenses net of all reductions	.47% A	.49% A	.50%	.59%	.64%	.56% A
Net investment income	4.81% A	5.07% A	4.25%	3.40%	3.15%	3.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,495	$ 29,386	$ 25,776	$ 16,084	$ 2,840	$ 275
Portfolio turnover rate F	152% A, K	206% A, J	145%	227%	238%	276%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006. H For the period August 27, 2002 (commencement of sale of shares) to April 30, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Portfolio turnover rate excludes securities received or delivered in-kind. L For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity 2-5 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 86,722
Unrealized depreciation	(36,829)
Net unrealized appreciation (depreciation)	$ 49,893
Cost for federal income tax purposes	$ 13,679,309

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $2,580,397 and $842,205, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

In addition, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.15%	$ 42	$ 9
Class T	.00%	.25%	77	3
Class B	.65%	.25%	44	32
Class C	.75%	.25%	60	14
			$ 223	$ 58

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

On January 18, 2007, the Board of Trustees approved a change in Class A and Class T's front-end sales charge. Effective April 1, 2007, FDC will receive a front-end sales charge of up to 4.00% for selling Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	15
Class C*	1
$ 31

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Investment Grade Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 56.20
Class T	63.21
Class B	12.26
Class C	13.22
Investment Grade Bond	5,330.10
Institutional Class	18.12
	$ 5,492

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of four newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 348,124	$ (4,288)	3,481
2-5 Year Duration Securitized Bond Central Fund	642,867	(751)	6,429
Corporate Bond 1-5 Year Central Fund	854,634	1,964	8,546
Mortgage Backed Securities Central Fund	2,240,754	(1,346)	22,408
Total	$ 4,086,379	$ (4,421)	40,864

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $73.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $20. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	2
Investment Grade Bond	388
$ 392

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

At the end of the period, FMR or its affiliates were the owners of record of 44% of the total outstanding shares of the Fund.

During the period, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC is in the process of determining the appropriate remediation to affected shareholder accounts.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
From net investment income
Class A	$ 1,395	$ 557	$ 1,232
Class T	1,487	768	2,022
Class B	201	105	289
Class C	246	104	234
Investment Grade Bond	277,813	125,340	300,091
Institutional Class	794	388	877
Total	$ 281,936	$ 127,262	$ 304,745

From net realized gain
Class A	$ 77	$ -	$ 293
Class T	85	-	479
Class B	13	-	86
Class C	16	-	71
Investment Grade Bond	14,456	-	65,359
Institutional Class	41	-	172
Total	$ 14,688	$ -	$ 66,460

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Six months ended February 28, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	3,622	1,787	5,817
Reinvestment of distributions	193	74	170
Shares redeemed	(1,625)	(775)	(4,972)
Net increase (decrease)	2,190	1,086	1,015
Class T
Shares sold	1,939	1,019	3,807
Reinvestment of distributions	210	104	334
Shares redeemed	(1,118)	(1,054)	(2,644)
Net increase (decrease)	1,031	69	1,497
Class B
Shares sold	218	115	488
Reinvestment of distributions	23	11	41
Shares redeemed	(154)	(151)	(388)
Net increase (decrease)	87	(25)	141
Class C
Shares sold	919	183	850
Reinvestment of distributions	28	12	35
Shares redeemed	(207)	(126)	(474)
Net increase (decrease)	740	69	411
Investment Grade Bond
Shares sold	227,031	69,585	296,083
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	250,883	-
Reinvestment of distributions	38,465	16,933	48,523
Shares redeemed	(97,545)	(66,028)	(132,782)
Net increase (decrease)	167,951	271,373	211,824
Institutional Class
Shares sold	926	907	1,805
Reinvestment of distributions	88	46	125
Shares redeemed	(627)	(517)	(515)
Net increase (decrease)	387	436	1,415

Semiannual Report

12. Share Transactions - continued

	Dollars
	Six months ended February 28, 2007	Four months ended August 31, 2006	Year ended April 30, 2006
Class A
Shares sold	$ 26,774	$ 12,921	$ 42,930
Reinvestment of distributions	1,426	536	1,256
Shares redeemed	(11,988)	(5,603)	(36,700)
Net increase (decrease)	$ 16,212	$ 7,854	$ 7,486
Class T
Shares sold	$ 14,350	$ 7,370	$ 28,191
Reinvestment of distributions	1,550	757	2,473
Shares redeemed	(8,258)	(7,604)	(19,510)
Net increase (decrease)	$ 7,642	$ 523	$ 11,154
Class B
Shares sold	$ 1,618	$ 830	$ 3,626
Reinvestment of distributions	168	82	301
Shares redeemed	(1,139)	(1,094)	(2,863)
Net increase (decrease)	$ 647	$ (182)	$ 1,064
Class C
Shares sold	$ 6,795	$ 1,328	$ 6,307
Reinvestment of distributions	207	89	261
Shares redeemed	(1,525)	(914)	(3,511)
Net increase (decrease)	$ 5,477	$ 503	$ 3,057
Investment Grade Bond
Shares sold	$ 1,676,316	$ 506,029	$ 2,186,923
Issued in exchange for shares of Spartan Investment Grade Bond Fund	-	1,823,921	-
Reinvestment of distributions	284,529	122,970	359,152
Shares redeemed	(720,208)	(478,951)	(979,977)
Net increase (decrease)	$ 1,240,637	$ 1,973,969	$ 1,566,098
Institutional Class
Shares sold	$ 6,833	$ 6,594	$ 13,369
Reinvestment of distributions	648	334	926
Shares redeemed	(4,630)	(3,742)	(3,804)
Net increase (decrease)	$ 2,851	$ 3,186	$ 10,491

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-USAN-0407
1.784860.103

(Fidelity Investment logo)(registered trademark)

Fidelity®

Short-Term Bond

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>	An explanation of the changes to the fund.
Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

As discussed in prior shareholder reports, the fund changed its investment approach in the way it invests in the investment-grade debt market, seeking exposure to various types of securities by investing in central funds as well as investing directly in individual investment-grade securities. Central funds are Fidelity mutual funds used by this fund and other Fidelity funds as an investment vehicle to gain pooled exposure to a particular core market sector, such as corporate bonds or mortgage-backed securities. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt by investing directly in central funds. Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them.

It's important to point out that investing in central funds does not impact the fund's investment objective or risk profile, only the mechanics of how we manage its investment portfolio. The portfolio managers continue to be responsible for choosing appropriate investments for their funds, whether they elect to purchase shares of a central fund or individual securities. Fidelity does not charge any additional management fees for central funds.

Investing in central funds does change the way this report presents the fund's holdings. The Investments section continues to list direct investments of the fund, including each central fund. However, many of the individual investment-grade debt securities previously held by the fund were transferred to the central funds, so they are no longer directly held and thus not listed. Information on the underlying holdings of the fixed-income central funds is available at fidelity.com, and the financial statements are available upon request.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,025.30	$ 2.26
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.56	$ 2.26

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
U.S. Government and U.S. Government Agency Obligations 37.7%	U.S. Government and U.S. Government Agency Obligations 38.0%
AAA 22.9%	AAA 20.9%
AA 5.9%	AA 5.0%
A 10.1%	A 11.7%
BBB 19.5%	BBB 18.5%
BB and Below 1.2%	BB and Below 0.9%
Not Rated 1.5%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of February 28, 2007
6 months ago
Years	2.8	2.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007
6 months ago
Years	1.6	1.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007*		As of August 31, 2006**
	Corporate Bonds 22.8%		Corporate Bonds 20.8%
	U.S. Government and U.S. Government Agency Obligations 37.7%		U.S. Government and U.S. Government Agency Obligations 38.0%
	Asset-Backed Securities 21.5%		Asset-Backed Securities 21.0%
	CMOs and Other Mortgage Related Securities 16.7%		CMOs and Other Mortgage Related Securities 16.6%
	Other Investments 0.1%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	8.4%	** Foreign investments	7.5%
* Futures and Swaps	15.9%	** Futures and Swaps	15.1%

For an unaudited list of holdings for each Fidelity Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 15,600	$ 15,760
5.75% 9/8/11	13,480	13,666
5.79% 3/13/09 (g)	11,200	11,237
		40,663
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	20,500	21,004
Media - 1.5%
AOL Time Warner, Inc. 6.75% 4/15/11	15,000	15,825
Continental Cablevision, Inc. 9% 9/1/08	30,400	32,015
Cox Communications, Inc.:
3.875% 10/1/08	14,785	14,493
6.4% 8/1/08	3,170	3,206
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	5,779
Liberty Media Corp.:
7.75% 7/15/09	3,900	4,083
7.875% 7/15/09	5,000	5,248
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	13,065
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,468
3.875% 10/15/08	10,110	9,769
Viacom, Inc. 5.75% 4/30/11	4,045	4,111
		110,062
TOTAL CONSUMER DISCRETIONARY		171,729
CONSUMER STAPLES - 0.3%
Food Products - 0.2%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	5,935	6,040
Kraft Foods, Inc. 4% 10/1/08	7,770	7,633
		13,673
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,552
TOTAL CONSUMER STAPLES		23,225
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	6,415	6,394
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp. 3.25% 5/1/08	$ 20,000	$ 19,548
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	7,435	7,334
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (c)	7,066	6,966
Duke Capital LLC:
4.37% 3/1/09	9,565	9,410
7.5% 10/1/09	13,390	14,097
Enterprise Products Operating LP:
4% 10/15/07	10,520	10,434
4.625% 10/15/09	11,730	11,577
Kinder Morgan Energy Partners LP:
5.35% 8/15/07	8,100	8,093
6.3% 2/1/09	8,455	8,617
Pemex Project Funding Master Trust:
6.125% 8/15/08	15,990	16,086
9.125% 10/13/10	10,000	11,150
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	4,492	4,440
4.633% 6/15/10 (c)	2,699	2,668
		130,420
TOTAL ENERGY		136,814
FINANCIALS - 6.9%
Capital Markets - 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	14,750	14,488
4.25% 9/4/12 (g)	7,460	7,430
Janus Capital Group, Inc. 5.875% 9/15/11	4,828	4,895
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (g)	6,380	6,469
Lehman Brothers Holdings, Inc. 4.25% 1/27/10	3,260	3,193
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,801
Morgan Stanley:
3.625% 4/1/08	425	417
5.8% 4/1/07	1,500	1,500
		45,193
Commercial Banks - 0.8%
Bank One Corp. 6% 8/1/08	4,700	4,755
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,435
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 12,600	$ 12,286
4.75% 7/20/09	5,500	5,470
National Australia Bank Ltd. 8.6% 5/19/10	6,800	7,505
Wells Fargo & Co. 3.98% 10/29/10	21,905	21,127
		55,578
Consumer Finance - 0.8%
American General Finance Corp. 4.5% 11/15/07	5,200	5,178
Household Finance Corp.:
4.125% 12/15/08	4,170	4,109
4.75% 5/15/09	8,978	8,936
6.4% 6/17/08	2,715	2,757
HSBC Finance Corp. 4.125% 3/11/08	13,140	12,997
MBNA Capital I 8.278% 12/1/26	4,885	5,087
Nelnet, Inc. 7.4% 9/29/36 (g)	19,565	20,311
		59,375
Diversified Financial Services - 0.5%
Bank of America Corp. 7.4% 1/15/11	485	525
Iberbond 2004 PLC 4.826% 12/24/17 (j)	11,069	10,750
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	1,750	1,754
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	8,150	8,270
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,031
Prime Property Funding II 6.25% 5/15/07 (c)	6,000	6,009
		32,339
Insurance - 0.8%
Hartford Financial Services Group, Inc. 5.55% 8/16/08	3,565	3,585
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	11,092	11,517
The Chubb Corp.:
4.934% 11/16/07	15,345	15,312
5.472% 8/16/08	15,000	15,064
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	7,185	7,169
5.75% 3/15/07	3,818	3,819
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,780
		59,246
Real Estate Investment Trusts - 2.4%
Arden Realty LP 8.5% 11/15/10	7,855	8,751
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,251
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09	$ 13,390	$ 13,113
5.625% 12/15/10	7,470	7,573
BRE Properties, Inc. 7.2% 6/15/07	7,990	8,027
Camden Property Trust:
4.375% 1/15/10	5,440	5,327
5.875% 6/1/07	3,305	3,308
Colonial Properties Trust:
4.75% 2/1/10	5,005	4,934
7% 7/14/07	4,784	4,810
Developers Diversified Realty Corp.:
3.875% 1/30/09	13,995	13,628
5% 5/3/10	4,910	4,877
7% 3/19/07	7,905	7,910
Duke Realty LP:
5.25% 1/15/10	3,215	3,217
5.625% 8/15/11	4,580	4,664
Federal Realty Investment Trust 8.75% 12/1/09	3,785	4,125
iStar Financial, Inc. 5.7% 9/15/09 (c)(g)	12,630	12,643
JDN Realty Corp. 6.95% 8/1/07	3,215	3,222
Mack-Cali Realty LP 7.25% 3/15/09	2,580	2,676
ProLogis Trust 7.1% 4/15/08	8,870	8,993
Simon Property Group LP:
4.6% 6/15/10	8,660	8,525
4.875% 8/15/10	13,630	13,528
5.6% 9/1/11	8,605	8,769
7.75% 1/20/11	1,385	1,511
Tanger Properties LP 9.125% 2/15/08	9,630	10,021
		169,403
Real Estate Management & Development - 0.2%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	6,260	6,307
Realogy Corp. 6.15% 10/15/11 (c)	5,120	5,298
		11,605
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc. 5.625% 5/15/07	3,765	3,766
Independence Community Bank Corp.:
3.5% 6/20/13 (g)	4,540	4,439
3.75% 4/1/14 (g)	4,000	3,876
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp.:
6.4603% 4/17/09 (g)	$ 6,635	$ 6,659
6.7388% 6/29/07 (g)	15,000	15,036
7.19% 4/17/09 (c)(g)	12,460	12,382
Washington Mutual, Inc. 4.375% 1/15/08	11,170	11,081
		57,239
TOTAL FINANCIALS		489,978
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
3.75% 2/10/09	11,900	11,629
4.125% 8/15/09	3,525	3,449
		15,078
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	14,430	14,227
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	18,575	18,717
Airlines - 0.7%
America West Airlines pass thru certificates 7.33% 7/2/08	6,268	6,346
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,603	1,620
6.978% 10/1/12	318	323
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	15,400	15,439
7.056% 3/15/11	2,110	2,168
United Airlines pass thru trust certificates:
6.071% 9/1/14	4,391	4,424
6.201% 3/1/10	3,632	3,668
6.602% 9/1/13	8,906	8,995
7.186% 10/1/12	8,379	8,521
		51,504
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	$ 6,060	$ 5,884
5.625% 1/15/12	16,805	17,049
		22,933
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (c)	15,470	15,695
TOTAL INDUSTRIALS		123,076
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 4.608% 11/16/07	24,000	23,901
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	4,365	4,496
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	6,130	6,022
TOTAL MATERIALS		10,518
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	7,715	7,820
AT&T Corp. 6% 3/15/09	15,575	15,834
BellSouth Corp. 4.2% 9/15/09	7,115	6,971
Deutsche Telekom International Finance BV 5.375% 3/23/11	20,000	20,145
Sprint Capital Corp. 7.625% 1/30/11	20,999	22,649
Telecom Italia Capital SA:
4% 11/15/08	16,130	15,800
4% 1/15/10	15,080	14,553
Telefonica Emisiones SAU 5.984% 6/20/11	26,000	26,718
Telefonos de Mexico SA de CV:
4.5% 11/19/08	17,815	17,569
4.75% 1/27/10	12,910	12,752
TELUS Corp. yankee 7.5% 6/1/07	16,185	16,260
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Global Funding Corp.:
6.125% 6/15/07	$ 12,295	$ 12,326
7.25% 12/1/10	13,925	14,909
		204,306
Wireless Telecommunication Services - 0.5%
America Movil SA de CV 4.125% 3/1/09	17,610	17,242
Vodafone Group PLC 5.5% 6/15/11	20,000	20,215
		37,457
TOTAL TELECOMMUNICATION SERVICES		241,763
UTILITIES - 2.6%
Electric Utilities - 1.1%
American Electric Power Co., Inc. 4.709% 8/16/07	14,020	13,986
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,230
Entergy Corp. 7.75% 12/15/09 (c)	12,000	12,600
Exelon Corp. 4.45% 6/15/10	14,150	13,781
Pepco Holdings, Inc.:
4% 5/15/10	4,570	4,397
5.5% 8/15/07	16,221	16,232
Progress Energy, Inc. 7.1% 3/1/11	9,628	10,296
TXU Energy Co. LLC 6.125% 3/15/08	3,510	3,532
		80,054
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	3,925	4,269
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.:
6.125% 9/1/09	21,680	22,181
6.35% 4/1/07	11,715	11,724
TXU Corp. 4.8% 11/15/09	6,500	6,370
		40,275
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
4.125% 2/15/08	9,925	9,825
6.3% 9/30/66 (g)	4,580	4,666
DTE Energy Co. 5.63% 8/16/07	11,380	11,396
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	4,180	4,166
PSEG Funding Trust I 5.381% 11/16/07	12,900	12,899
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
4.621% 5/17/07	$ 13,620	$ 13,600
4.75% 5/15/09	4,475	4,438
		60,990
TOTAL UTILITIES		185,588
TOTAL NONCONVERTIBLE BONDS (Cost $1,418,915)		1,421,670
U.S. Government and Government Agency Obligations - 18.5%

U.S. Government Agency Obligations - 9.1%
Fannie Mae:
3.25% 8/15/08	12,882	12,596
3.25% 2/15/09	128,000	124,224
4% 9/2/08	73,170	72,299
Freddie Mac:
2.7% 3/16/07	84,000	83,908
3.875% 6/15/08	206,221	203,559
5.125% 4/18/11	150,000	151,727
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		648,313
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 (e)	44,910	46,444
U.S. Treasury Obligations - 8.7%
U.S. Treasury Bonds 12% 8/15/13	61,275	67,522
U.S. Treasury Notes:
3.375% 2/15/08 (f)	152,700	150,511
4.875% 10/31/08 (b)	55,775	55,923
4.875% 1/31/09 (d)	258,865	259,900
4.875% 5/15/09 (b)	84,000	84,456
TOTAL U.S. TREASURY OBLIGATIONS		618,312
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,314,593)		1,313,069
U.S. Government Agency - Mortgage Securities - 11.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 8.6%
3.735% 10/1/33 (g)	$ 642	$ 634
3.75% 1/1/34 (g)	599	590
3.759% 10/1/33 (g)	577	569
3.787% 6/1/34 (g)	2,865	2,811
3.803% 6/1/33 (g)	500	498
3.813% 10/1/33 (g)	8,687	8,584
3.824% 4/1/33 (g)	1,811	1,806
3.85% 10/1/33 (g)	15,746	15,584
3.876% 6/1/33 (g)	2,411	2,399
3.917% 6/1/34 (g)	4,637	4,561
3.943% 5/1/33 (g)	188	186
3.986% 2/1/35 (g)	524	522
3.998% 10/1/18 (g)	515	510
4.014% 1/1/35 (g)	269	270
4.05% 2/1/35 (g)	486	485
4.065% 4/1/33 (g)	237	236
4.07% 2/1/35 (g)	326	327
4.076% 2/1/35 (g)	910	905
4.079% 2/1/35 (g)	310	308
4.102% 1/1/35 (g)	994	991
4.116% 2/1/35 (g)	1,168	1,165
4.126% 2/1/35 (g)	848	852
4.132% 7/1/34 (g)	2,969	2,929
4.137% 1/1/35 (g)	1,780	1,774
4.175% 1/1/35 (g)	1,558	1,532
4.25% 1/1/34 (g)	904	896
4.25% 2/1/34 (g)	760	753
4.25% 2/1/35 (g)	638	628
4.279% 3/1/35 (g)	541	540
4.281% 10/1/33 (g)	301	299
4.283% 8/1/33 (g)	1,113	1,108
4.292% 3/1/33 (g)	806	806
4.296% 3/1/33 (g)	281	276
4.297% 1/1/34 (g)	940	932
4.3% 11/1/34 (g)	6,333	6,257
4.303% 1/1/34 (g)	4,531	4,494
4.307% 3/1/33 (g)	375	369
4.309% 3/1/35 (g)	1,289	1,285
4.317% 6/1/33 (g)	391	391
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.345% 5/1/35 (g)	$ 666	$ 663
4.347% 1/1/35 (g)	825	814
4.355% 4/1/35 (g)	310	308
4.364% 2/1/34 (g)	1,551	1,540
4.383% 3/1/35 (g)	3,002	2,960
4.397% 10/1/34 (g)	3,805	3,766
4.398% 10/1/34 (g)	6,510	6,513
4.402% 2/1/35 (g)	1,182	1,166
4.416% 5/1/35 (g)	1,681	1,679
4.421% 5/1/35 (g)	532	529
4.429% 3/1/35 (g)	900	888
4.448% 8/1/34 (g)	2,121	2,108
4.481% 2/1/35 (g)	509	507
4.507% 7/1/34 (g)	2,922	2,900
4.507% 2/1/35 (g)	3,413	3,417
4.512% 7/1/35 (g)	1,634	1,628
4.515% 10/1/35 (g)	354	352
4.526% 1/1/35 (g)	716	715
4.527% 8/1/35 (g)	1,462	1,456
4.531% 2/1/35 (g)	338	339
4.536% 7/1/35 (g)	2,050	2,042
4.546% 6/1/35 (g)	1,915	1,903
4.575% 2/1/35 (g)	333	330
4.578% 2/1/35 (g)	2,777	2,750
4.587% 2/1/35 (g)	2,747	2,731
4.594% 11/1/34 (g)	343	340
4.632% 9/1/35 (g)	4,373	4,355
4.648% 3/1/35 (g)	4,187	4,187
4.687% 3/1/35 (g)	248	248
4.699% 6/1/35 (g)	5,091	5,080
4.715% 10/1/34 (g)	2,288	2,276
4.727% 7/1/34 (g)	1,701	1,695
4.743% 12/1/34 (g)	283	282
4.746% 5/1/33 (g)	36	36
4.782% 12/1/34 (g)	659	656
4.783% 2/1/35 (g)	2,474	2,460
4.794% 9/1/34 (g)	10,832	10,790
4.809% 8/1/34 (g)	537	539
4.81% 2/1/33 (g)	880	884
4.813% 11/1/34 (g)	1,822	1,814
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.821% 10/1/35 (g)	$ 2,492	$ 2,492
4.833% 9/1/34 (g)	2,223	2,216
4.838% 10/1/35 (g)	1,904	1,896
4.847% 1/1/35 (g)	12,050	12,005
4.849% 9/1/34 (g)	1,778	1,773
4.853% 9/1/34 (g)	203	202
4.859% 8/1/34 (g)	2,408	2,402
4.865% 7/1/34 (g)	3,204	3,198
4.896% 10/1/35 (g)	1,633	1,635
4.931% 2/1/35 (g)	6,442	6,425
4.95% 8/1/34 (g)	6,955	6,952
4.976% 4/1/35 (g)	1,837	1,841
4.985% 11/1/35 (g)	42,992	42,877
4.988% 2/1/35 (g)	194	193
5% 3/1/18 to 10/1/18	12,764	12,610
5% 9/1/34 (g)	8,519	8,520
5.064% 7/1/34 (g)	265	265
5.07% 1/1/34 (g)	562	564
5.07% 5/1/35 (g)	3,392	3,399
5.088% 9/1/34 (g)	674	674
5.097% 5/1/35 (g)	2,115	2,122
5.135% 1/1/36 (g)	5,590	5,601
5.155% 9/1/35 (g)	21,006	21,029
5.163% 9/1/35 (g)	13,475	13,493
5.168% 5/1/35 (g)	2,319	2,319
5.172% 8/1/33 (g)	803	806
5.176% 3/1/35 (g)	311	312
5.178% 6/1/35 (g)	2,449	2,455
5.266% 11/1/36 (g)	2,949	2,963
5.285% 7/1/35 (g)	300	301
5.322% 2/1/36 (g)	8,917	8,944
5.327% 12/1/34 (g)	868	872
5.36% 2/1/36 (g)	22,006	22,041
5.401% 2/1/36 (g)	1,136	1,141
5.407% 11/1/35 (g)	3,933	3,952
5.499% 4/1/36 (g)	30,081	30,309
5.5% 3/1/13 to 9/1/24	60,984	61,186
5.502% 5/1/36 (g)	2,251	2,265
5.502% 5/1/36 (g)	4,474	4,505
5.537% 11/1/36 (g)	6,026	6,068
5.827% 1/1/36 (g)	6,050	6,108
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.837% 3/1/36 (g)	$ 9,039	$ 9,145
5.947% 4/1/36 (g)	5,118	5,194
6% 4/1/24	22,845	23,102
6.076% 4/1/36 (g)	1,510	1,536
6.19% 4/1/36 (g)	3,438	3,496
6.5% 11/1/11 to 3/1/35	42,013	43,044
6.632% 9/1/36 (g)	12,207	12,434
6.742% 9/1/36 (g)	45,252	46,076
7% 12/1/07 to 5/1/32	5,347	5,483
7.5% 6/1/12 to 11/1/31	325	335
11.5% 11/1/15	143	153
TOTAL FANNIE MAE		610,637
Freddie Mac - 2.9%
3.971% 3/1/34 (g)	6,298	6,196
4.078% 1/1/35 (g)	763	757
4.16% 1/1/34 (g)	8,672	8,562
4.277% 3/1/34 (g)	6,093	6,021
4.278% 3/1/35 (g)	727	722
4.279% 5/1/35 (g)	1,245	1,236
4.297% 12/1/34 (g)	916	901
4.321% 2/1/35 (g)	1,654	1,647
4.38% 2/1/35 (g)	951	935
4.406% 8/1/35 (g)	16,456	16,338
4.422% 6/1/35 (g)	1,083	1,075
4.426% 2/1/34 (g)	731	724
4.431% 3/1/35 (g)	874	859
4.452% 3/1/35 (g)	912	898
4.544% 2/1/35 (g)	1,495	1,475
4.772% 3/1/33 (g)	308	311
4.909% 11/1/35 (g)	3,831	3,824
4.929% 9/1/35 (g)	4,318	4,290
4.994% 4/1/35 (g)	3,886	3,885
5.15% 8/1/36 (g)	3,770	3,778
5.212% 1/1/36 (g)	3,895	3,897
5.291% 6/1/35 (g)	2,738	2,737
5.369% 12/1/35 (g)	31,875	31,930
5.5% 7/1/23 to 4/1/24	14,681	14,625
5.569% 12/1/35 (g)	6,188	6,235
5.61% 1/1/36 (g)	8,780	8,815
5.899% 6/1/35 (g)	1,909	1,928
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.773% 9/1/36 (g)	$ 9,220	$ 9,431
6.778% 9/1/36 (g)	43,142	44,090
7.5% 7/1/34	16,617	17,284
8.5% 5/1/27 to 7/1/28	451	490
12% 11/1/19	40	45
TOTAL FREDDIE MAC		205,941
Government National Mortgage Association - 0.1%
3.75% 1/20/34 (g)	4,936	4,914
4.25% 7/20/34 (g)	1,221	1,210
7% 11/15/27 to 8/15/32	5,571	5,803
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		11,927
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $828,219)		828,505
Asset-Backed Securities - 17.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	3,415	3,299
Series 2004-2 Class A2, 5.62% 7/25/34 (g)	8,442	8,470
Series 2004-4 Class A2D, 5.67% 1/25/35 (g)	966	969
ACE Securities Corp.:
Series 2003-HE1:
Class M1, 5.97% 11/25/33 (g)	1,852	1,855
Class M2, 7.02% 11/25/33 (g)	1,228	1,233
Series 2004-OP1 Class M1, 5.84% 4/25/34 (g)	808	808
Series 2006-OP1 Class M1, 5.6% 4/25/36 (g)	8,000	7,994
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	8,000	7,897
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (c)(g)	6,258	6,272
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	197	197
Class C, 4.22% 7/6/09	720	716
Class D, 5.07% 7/6/10	5,065	5,046
Series 2004-CA Class A4, 3.61% 5/6/11	2,505	2,465
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,464
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	11,064
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust: - continued
Series 2005-DA Class A4, 5.02% 11/6/12	$ 15,975	$ 15,991
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,654
Series 2006-RM Class A1, 5.37% 10/6/09	14,000	14,013
Ameriquest Mississippi, Inc. Series 2006-M3:
Class M7, 6.17% 10/25/36 (g)	5,044	4,931
Class M9, 7.32% 10/25/36 (g)	3,231	3,047
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 6.02% 11/25/34 (g)	5,485	5,508
Series 2004-R11 Class M1, 5.98% 11/25/34 (g)	8,015	8,049
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.65% 6/25/32 (g)	779	781
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (c)	15,900	15,717
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.4442% 9/25/33 (g)	14,400	14,551
Series 2003-W7:
Class A2, 5.71% 3/1/34 (g)	345	346
Class M1, 6.01% 3/1/34 (g)	11,700	11,762
Series 2003-W9 Class M1, 6.01% 3/25/34 (g)	7,036	7,068
Series 2004-W11 Class M2, 6.02% 11/25/34 (g)	3,030	3,055
Series 2004-W5 Class M1, 5.92% 4/25/34 (g)	3,990	3,997
Series 2006-M1 Class M7, 6.32% 7/25/36 (g)	4,400	4,318
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (g)	14,290	14,287
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 6.44% 6/25/34 (g)	3,325	3,348
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (g)	7,116	7,153
Class M2, 5.82% 3/25/35 (g)	1,780	1,792
Series 2005-HE3 Class A4, 5.52% 4/25/35 (g)	4,458	4,459
Series 2006-HE2 Class M3, 5.71% 3/25/36 (g)	3,195	3,203
Bayview Financial Asset Trust Series 2003-F Class A, 6.07% 9/28/43 (g)	3,784	3,785
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (g)	2,826	2,827
Bear Stearns Asset Backed Securities, Inc. Series 2004-HE8 Class M1, 5.97% 9/25/34 (g)	7,205	7,217
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,932
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (g)	4,675	4,695
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,058
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	$ 1,030	$ 1,035
Class C, 5.77% 5/20/10 (c)	990	1,000
Class D, 6.15% 4/20/11 (c)	1,680	1,705
Capital One Auto Finance Trust:
Series 2005-BSS:
Class B, 4.32% 5/15/10	5,385	5,343
Class D, 4.8% 9/15/12	4,585	4,558
Series 2006-B Class A3A, 5.45% 2/15/11	12,500	12,549
Capital One Master Trust:
Series 2001-1 Class B, 5.83% 12/15/10 (g)	8,715	8,741
Series 2001-6 Class C, 6.7% 6/15/11 (c)	13,900	14,168
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	7,118	7,037
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,239
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (c)(g)	890	767
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	12,300	12,386
Class B, 5.71% 6/25/12	13,600	13,596
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 6.37% 1/25/33 (g)	3,633	3,635
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	6,470	6,494
Chase Credit Card Master Trust Series 2003-6 Class B, 5.67% 2/15/11 (g)	9,850	9,904
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (g)	13,025	13,089
Series 2006-C3 Class C3, 5.55% 6/15/11 (g)	12,500	12,505
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	12,130	12,131
Class B, 5.23% 2/20/13	3,012	3,013
Class D, 5.48% 2/20/13	3,348	3,351
Series 2006-VT2 Class A3, 5.07% 2/20/10	17,470	17,478
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 6.46% 4/7/10 (g)	12,200	12,326
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE4 Class A, 5.73% 12/25/33 (c)(g)	4,618	4,625
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	3,195	3,128
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	$ 24,670	$ 3,418
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 5.57% 7/25/34 (g)	540	540
Class M1, 5.82% 5/25/34 (g)	5,200	5,217
Series 2004-3 Class 3A4, 5.57% 8/25/34 (g)	2,035	2,039
Series 2004-4:
Class A, 5.69% 8/25/34 (g)	423	424
Class M2, 5.85% 6/25/34 (g)	4,405	4,421
Series 2005-1 Class M1, 5.74% 8/25/35 (g)	2,755	2,760
CPS Auto Receivables Trust:
Series 2006-A Class A2, 5.22% 1/15/10 (c)	2,107	2,105
Series 2006-B Class A3, 5.73% 6/15/16 (c)	5,720	5,770
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	5,995	5,917
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.59% 5/25/36 (c)(g)	6,805	6,806
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	3,662	3,644
Daimler Chrysler Auto Trust Series 2006-C Class A2, 5.25% 5/8/09	8,515	8,519
DaimlerChrysler Auto Trust Series 2004-B Class B, 3.89% 1/8/11	3,230	3,190
Discover Card Master Trust I Series 2003-4 Class B1, 5.65% 5/16/11 (g)	11,240	11,291
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	4,194	4,266
Class E, 6.971% 3/8/10 (c)	4,135	4,289
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (c)	1,161	1,158
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	10,086	10,059
Series 2006-1 Class A3, 5.49% 4/15/11 (c)	7,360	7,388
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	12,295	12,388
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (c)	8,515	8,529
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 5.9413% 5/28/35 (g)	879	879
Class AB3, 6.0993% 5/28/35 (g)	247	247
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 5.49% 7/25/36 (g)	5,670	5,671
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2006-2: - continued
Class M1, 5.63% 7/25/36 (g)	$ 11,330	$ 11,322
First Franklin Mortgage Loan Trust Series 2006-FF14:
Class A5, 5.48% 10/25/36 (g)	7,495	7,495
Class M1, 5.58% 10/25/36 (g)	6,665	6,657
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	4,955	4,944
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	15,900	15,668
Class B, 3.88% 1/15/10	2,230	2,195
Series 2006-B Class C, 5.68% 6/15/12	9,900	10,010
Series 2006-C Class C, 5.47% 9/15/12	6,400	6,406
Franklin Auto Trust Series 2006-1 Class A3, 5.21% 1/20/11	8,400	8,395
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.77% 2/25/34 (g)	468	468
Class M2, 5.82% 2/25/34 (g)	800	801
Series 2004-D:
Class M4, 6.27% 11/25/34 (g)	1,160	1,166
Class M5, 6.32% 11/25/34 (g)	965	970
Series 2005-A Class 2A2, 5.56% 2/25/35 (g)	12	12
Series 2006-A:
Class M1, 5.62% 5/25/36 (g)	10,000	10,003
Class M2, 5.64% 5/25/36 (g)	6,000	6,031
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	5,339	5,311
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	448,795	3,986
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.66% 4/20/32 (g)	2,299	2,299
GSAMP Trust:
Series 2002-NC1 Class A2, 5.64% 7/25/32 (g)	26	26
Series 2003-HE2 Class M1, 5.97% 8/25/33 (g)	2,985	2,992
Series 2004-HE1 Class M1, 5.87% 5/25/34 (g)	2,078	2,078
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (g)	5,265	5,263
Series 2006-NC2 Class M4, 5.67% 6/25/36 (g)	9,945	9,945
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (c)(g)	9,885	9,885
Series 2006-3:
Class B, 5.72% 9/25/46 (c)(g)	3,350	3,344
Class C, 5.87% 9/25/46 (c)(g)	8,400	8,384
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 7.32% 9/20/09 (c)(g)	$ 14,800	$ 14,817
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.67% 6/25/32 (g)	33	34
Series 2003-3 Class A4, 5.78% 2/25/33 (g)	2	2
Series 2003-5:
Class A2, 5.67% 12/25/33 (g)	183	183
Class M2, 7.05% 12/25/33 (g)	1,350	1,356
Series 2003-7 Class A2, 5.7% 3/25/34 (g)	19	19
Series 2003-8 Class M1, 6.04% 4/25/34 (g)	2,854	2,863
Series 2004-1 Class M2, 6.52% 6/25/34 (g)	3,075	3,100
Series 2004-3:
Class M1, 5.89% 8/25/34 (g)	1,690	1,694
Class M2, 6.52% 8/25/34 (g)	2,220	2,239
Series 2004-6 Class A2, 5.67% 12/25/34 (g)	763	764
Series 2005-1 Class M3, 5.82% 5/25/35 (g)	4,655	4,675
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	4,630	4,565
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.87% 1/18/11 (g)	5,900	5,901
HSBC Automotive Trust:
Series 2006-1 Class A3, 5.43% 6/17/11	9,400	9,446
Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,771
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (g)	1,134	1,136
Class M2, 5.81% 1/20/35 (g)	850	853
Series 2005-3 Class A1, 5.58% 1/20/35 (g)	7,060	7,067
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	4,245	4,185
Class C, 4.22% 2/15/12	720	712
Series 2006-1:
Class B, 5.29% 11/15/12	690	692
Class C, 5.34% 11/15/12	895	897
Series 2006-B Class C, 5.25% 5/15/13	3,225	3,236
John Deere Owner Trust Series 2006-A Class A3, 5.38% 7/15/10	14,905	14,960
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	2,380	2,384
Class C, 5.61% 12/15/14 (c)	8,415	8,431
Lancer Funding Ltd. Series 2006-1A Class A3, 7.06% 4/6/46 (c)(g)	3,925	3,923
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Auto Receivables Trust Series 2006-B Class A3, 5.17% 8/15/11	$ 5,585	$ 5,597
Long Beach Mortgage Loan Trust Series 2006-6:
Class 2A3, 5.47% 7/25/36 (g)	10,340	10,314
Class M4, 5.68% 7/25/36 (g)	3,065	3,021
Class M5, 5.71% 7/25/36 (g)	1,915	1,833
Class M6, 5.77% 7/25/36 (g)	1,915	1,629
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	3,597	3,587
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	1,044	1,057
Class C, 6.125% 4/20/28 (c)	1,044	1,059
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 5.7% 10/15/09 (g)	19,400	19,413
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.69% 9/15/10 (g)	8,000	8,024
Series 2000-L Class B, 5.82% 4/15/10 (g)	3,350	3,358
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.82% 7/25/34 (g)	1,985	1,998
Merrill Lynch Mortgage Investors, Inc. Series 2003-OPT1 Class M1, 5.97% 7/25/34 (g)	6,480	6,507
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.66% 8/25/34 (g)	1,054	1,057
Series 2004-WMC3 Class M5, 6.27% 1/25/35 (g)	5,425	5,460
Series 2006-HE4 Class M4, 5.67% 6/25/36 (g)	6,060	6,060
Series 2006-NC4 Class A2D, 5.56% 6/25/36 (g)	7,135	7,154
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (g)	1,458	1,459
Series 2002-AM3 Class A3, 5.81% 2/25/33 (g)	470	471
Series 2002-NC1 Class M1, 6.52% 2/25/32 (c)(g)	2,937	2,940
Series 2003-NC1 Class M1, 6.895% 11/25/32 (g)	2,410	2,413
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(g)(i)	7,900	1,873
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	6,385	1,230
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	7,415	2,845
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	4,760	1,029
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	15,875	2,362
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	3,500	614
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	20,190	5,859
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,383
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (c)(g)	$ 5,300	$ 5,260
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	10,658	10,633
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	4,730	4,658
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,503
NovaStar Mortgage Funding Trust Series 2006-2 Class M1, 5.59% 6/25/36 (g)	7,145	7,149
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	1,517	1,510
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.44% 8/25/36 (g)	4,388	4,389
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.42% 1/25/35 (g)	7,490	7,550
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (g)	2,590	2,592
Class M2, 6% 9/25/34 (g)	1,545	1,557
Class M3, 6.57% 9/25/34 (g)	2,950	2,977
Series 2004-WCW2:
Class A2, 5.7% 10/25/34 (g)	369	369
Class M3, 5.87% 7/25/35 (g)	2,190	2,201
Series 2004-WHQ2 Class A3E, 5.74% 2/25/35 (g)	1,464	1,467
Series 2004-WWF1:
Class M2, 6% 2/25/35 (g)	8,715	8,765
Class M3, 6.06% 2/25/35 (g)	1,075	1,083
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.68% 9/25/36 (g)	8,037	8,037
Class M5, 5.71% 9/25/36 (g)	4,005	4,008
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 6.22% 1/25/35 (g)	1,650	1,663
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	3,550	3,553
Class C, 5.77% 5/25/10 (c)	3,300	3,304
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (c)	10,210	10,240
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9 Class MII2, 7.12% 10/25/33 (g)	1,295	1,305
Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,695	1,662
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (g)	10,200	10,320
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (g)	2,069	2,069
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 5.57% 2/25/34 (g)	$ 365	$ 365
Class M1, 5.84% 2/25/34 (g)	2,920	2,930
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	6,380	6,451
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.56% 6/15/21 (g)	8,200	8,242
Series 2004-A:
Class B, 5.94% 6/15/33 (g)	2,100	2,129
Class C, 6.31% 6/15/33 (g)	4,915	4,972
Series 2004-B Class C, 6.23% 9/15/33 (g)	8,600	8,653
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	9,600	9,518
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.62% 11/25/35 (g)	7,745	7,749
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(g)	11,595	11,595
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.52% 6/15/10 (g)	5,350	5,401
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.75% 9/25/34 (g)	367	368
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 5.39% 4/13/11 (c)(g)	10,000	10,023
Triad Auto Receivables Owner Trust Series 2006-C Class A3, 5.26% 11/14/11	11,905	11,944
Volkswagen Auto Lease Trust:
Series 2005-A Class A4, 3.94% 10/20/10	13,930	13,827
Series 2006-A Class A3, 5.5% 9/21/09	5,000	5,029
Wachovia Auto Loan Owner Trust Series 2006-1 Class D, 5.42% 4/21/14 (c)	18,700	18,785
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	20,660	20,726
Class D, 5.54% 12/20/12 (c)	11,725	11,821
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	15,000	14,846
Series 2004-4 Class D, 3.58% 5/17/12	1,567	1,548
Series 2005-1 Class D, 4.09% 8/15/12	1,374	1,360
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,210
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (c)(g)	11,654	11,654
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WM Asset Holdings Corp. Series 2006-7 Class N1, 5.926% 10/25/46 (c)	$ 5,637	$ 5,606
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	2,330	2,315
TOTAL ASSET-BACKED SECURITIES (Cost $1,248,313)		1,248,489
Collateralized Mortgage Obligations - 13.0%

Private Sponsor - 6.4%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (g)	7,733	7,719
Banc of America Mortgage Securities, Inc. Series 2004-J Class 2A1, 4.7806% 11/25/34 (g)	4,514	4,478
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0963% 8/25/35 (g)	9,722	9,788
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (g)	2,163	2,167
Series 2005-2 Class 1A1, 5.57% 3/25/35 (g)	4,203	4,210
Series 2005-5 Class 1A1, 5.54% 7/25/35 (g)	3,659	3,658
Citigroup Mortgage Loan Trust floater Series 2006-NC1:
Class M4, 5.71% 8/25/36 (g)	7,754	7,754
Class M5, 5.74% 8/25/36 (g)	5,550	5,554
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	3,296	3,116
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	2,670	2,655
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (g)	985	987
Series 2004-2 Class 7A3, 5.72% 2/25/35 (g)	2,289	2,297
Series 2004-4 Class 5A2, 5.72% 3/25/35 (g)	827	828
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.69% 5/25/34 (g)	439	440
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (g)	708	708
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (g)	730	731
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.86% 12/20/54 (g)	6,750	6,761
Series 2005-4:
Class C1, 5.79% 12/20/54 (g)	5,200	5,201
Class M2, 5.64% 12/20/54 (g)	5,000	5,004
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A Class C2, 5.96% 12/20/54 (c)(g)	$ 4,400	$ 4,400
Series 2006-2:
Class C1, 5.83% 12/20/54 (g)	11,475	11,484
Class M2, 5.59% 12/20/54 (g)	3,000	3,001
Series 2006-3:
Class C2, 5.86% 12/20/54 (g)	8,785	8,785
Class M1, 5.54% 12/20/54 (g)	9,190	9,190
Series 2006-4:
Class B1, 5.46% 12/20/54 (g)	11,180	11,180
Class C1, 5.75% 12/20/54 (g)	6,835	6,835
Class M1, 5.54% 12/20/54 (g)	2,945	2,945
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.81% 1/20/43 (g)	4,025	4,079
Series 2003-3 Class 1C, 6.81% 1/20/44 (g)	3,650	3,702
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8583% 4/25/35 (g)	4,648	4,619
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (g)	3,299	3,312
HSI Asset Securitization Corp. Trust floater Series 2006-WMC1 Class M-3, 5.64% 7/25/36 (g)	7,100	7,123
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.71% 10/25/34 (g)	1,062	1,063
Series 2004-9:
Class M2, 5.97% 1/25/35 (g)	1,087	1,088
Class M3, 6.02% 1/25/35 (g)	805	807
Class M4, 6.37% 1/25/35 (g)	411	411
Series 2005-1:
Class M1, 5.78% 4/25/35 (g)	1,298	1,300
Class M2, 5.82% 4/25/35 (g)	2,266	2,270
Class M3, 5.85% 4/25/35 (g)	557	559
JP Morgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9527% 11/25/35 (g)	1,715	1,726
Series 2007-A1:
Class 3A2, 5.012% 7/25/35 (g)	18,456	18,359
Class 7A3, 5.302% 7/25/35 (g)	26,760	26,814
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (c)(g)	2,636	2,644
Lehman XS Trust floater Series 2006-GP1 Class A1, 5.41% 5/25/46 (g)	10,759	10,754
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,075	1,073
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (g)	$ 1,219	$ 1,220
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2335% 8/25/17 (g)	3,761	3,830
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (g)	3,840	3,860
Series 2003-F Class A2, 5.76% 10/25/28 (g)	4,001	4,008
Series 2004-B Class A2, 5.6388% 6/25/29 (g)	2,748	2,751
Series 2004-C Class A2, 5.67% 7/25/29 (g)	3,536	3,541
Series 2004-D Class A2, 5.78% 9/25/29 (g)	2,918	2,921
Series 2005-B Class A2, 5.5988% 7/25/30 (g)	2,144	2,147
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	21,457	81
Series 2003-G Class XA1, 1% 1/25/29 (i)	18,192	104
Series 2003-H Class XA1, 1% 1/25/29 (c)(i)	14,419	96
MortgageIT Trust floater Series 2004-2:
Class A1, 5.69% 12/25/34 (g)	3,048	3,051
Class A2, 5.77% 12/25/34 (g)	4,124	4,152
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (g)	7,182	7,197
Permanent Financing No. 4 PLC floater Series 2:
Class C, 6.0731% 6/10/42 (g)	6,790	6,791
Class M, 5.6831% 6/10/42 (g)	1,620	1,619
Permanent Financing No. 5 PLC floater Series 2 Class A, 5.4631% 6/10/11 (g)	14,104	14,107
Permanent Financing No. 9 PLC floater Series 9A:
Class 1C, 5.65% 6/10/42 (c)(g)	2,450	2,450
Class 2C, 5.73% 6/10/42 (c)(g)	4,465	4,465
Class 3C, 5.85% 6/10/42 (c)(g)	3,845	3,845
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.76% 7/17/42 (g)	19,995	19,994
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,823	2,868
Series 2005-AR5 Class 1A1, 4.8295% 9/19/35 (g)	2,702	2,720
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.42% 2/25/36 (c)(g)	4,247	4,247
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	2,245	2,165
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,623	1,301
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	$ 5,280	$ 5,371
Class E, 6.706% 11/15/35 (c)	1,410	1,414
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (c)(i)	18,681	71
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.715% 9/20/33 (g)	1,391	1,391
Series 2004-2 Class A, 5.655% 3/20/34 (g)	1,366	1,367
Series 2004-3 Class A, 5.67% 5/20/34 (g)	3,013	3,015
Series 2004-4 Class A, 5.7288% 5/20/34 (g)	2,996	2,998
Series 2004-5 Class A3, 5.665% 6/20/34 (g)	2,872	2,874
Series 2004-6 Class A3A, 5.6675% 6/20/35 (g)	2,044	2,048
Series 2004-8 Class A2, 5.755% 9/20/34 (g)	2,510	2,514
Series 2005-1 Class A2, 5.6406% 2/20/35 (g)	2,383	2,391
Series 2003-8 Class X1, 0.8% 1/20/34 (g)(i)	85,621	167
Series 2004-1 Class X1, 0.8% 2/20/34 (i)	18,821	39
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 5.52% 6/25/35 (g)	2,149	2,149
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1886% 10/20/35 (g)	1,370	1,378
WaMu Mortgage pass thru certificates floater Series 2006-AR7 Class C1B1, 5.38% 7/25/46 (g)	6,469	6,465
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	792	819
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	5,894	5,735
Series 2004-M Class A3, 4.6699% 8/25/34 (g)	4,516	4,494
Series 2005-AR10 Class 2A2, 4.1089% 6/25/35 (g)	23,641	23,323
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	17,476	17,241
Series 2005-AR4 Class 2A2, 4.524% 4/25/35 (g)	29,146	28,757
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (g)	14,165	14,105
TOTAL PRIVATE SPONSOR		459,236
U.S. Government Agency - 6.6%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	5,161	5,268
Series 2003-24 Class PB, 4.5% 12/25/12	6,665	6,634
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,109
Series 2006-64 Class PA, 5.5% 2/25/30	37,674	37,929
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	$ 7,974	$ 7,836
Series 2003-122 Class TU, 4% 5/25/16	10,064	9,908
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,244
Series 2006-4 Class PB, 6% 9/25/35	20,000	20,441
Series 2006-49 Class CA, 6% 2/25/31	34,442	34,932
Series 2006-54 Class PE, 6% 2/25/33	10,435	10,651
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	5,040	5,142
Series 2002-56 Class MC, 5.5% 9/25/17	3,762	3,796
Series 2003-123 Class AB, 4% 10/25/16	10,111	9,856
Series 2003-23 Class AB, 4% 3/25/17	10,789	10,526
Series 2003-76 Class BA, 4.5% 3/25/18	14,888	14,606
Series 2004-3 Class BA, 4% 7/25/17	602	585
Series 2004-45 Class AV, 4.5% 10/25/22	5,055	5,002
Series 2004-86 Class KC, 4.5% 5/25/19	2,603	2,553
Series 2004-91 Class AH, 4.5% 5/25/29	5,330	5,225
Series 2004-31 Class IA, 4.5% 6/25/10 (i)	452	1
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,333	2,402
Series 2508 Class UL, 5% 12/15/16	4,580	4,565
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	12	12
Series 2358 Class PD, 6% 9/15/16	3,216	3,292
Series 2382 Class MB, 6% 11/15/16	8,368	8,568
Series 2394 Class KD, 6% 12/15/16	4,609	4,706
Series 2417 Class EH, 6% 2/15/17	2,675	2,739
Series 2489 Class PD, 6% 2/15/31	1,211	1,213
Series 2535 Class PC, 6% 9/15/32	7,585	7,740
Series 2587 Class WG, 4.5% 8/15/15	10,489	10,390
Series 2617 Class TH, 4.5% 5/15/15	9,310	9,219
Series 2625 Class QX, 2.25% 3/15/22	705	695
Series 2640 Class QG, 2% 4/15/22	888	873
Series 2656 Class BW, 4.5% 4/15/28	9,330	9,208
Series 2660 Class ML, 3.5% 7/15/22	42,567	41,979
Series 2690 Class PD, 5% 2/15/27	12,140	12,105
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2702 Class AB, 4.5% 7/15/27	$ 22,260	$ 21,970
Series 2755 Class LC, 4% 6/15/27	9,078	8,831
Series 2901 Class UM, 4.5% 1/15/30	20,925	20,591
Series 3018 Class UD, 5.5% 9/15/30	6,819	6,894
sequential payer:
Series 2523 Class JB, 5% 6/15/15	3,256	3,239
Series 2609 Class UJ, 6% 2/15/17	5,750	5,857
Series 2635 Class DG, 4.5% 1/15/18	16,651	16,394
Series 2780 Class A, 4% 12/15/14	15,204	14,839
Series 2786 Class GA, 4% 8/15/17	6,911	6,718
Series 2809 Class UA, 4% 12/15/14	2,926	2,877
Series 2970 Class YA, 5% 9/15/18	6,899	6,877
Series 3077 Class GA, 4.5% 8/15/19	11,038	10,870
Series R001 Class AE, 4.375% 4/15/15	10,301	10,088
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	1,192	1,197
TOTAL U.S. GOVERNMENT AGENCY		467,192
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $923,189)		926,428
Commercial Mortgage Securities - 7.9%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0022% 2/3/11 (c)(g)(i)	83,232	2,827
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	148	148
Series 1997-D5 Class PS1, 1.6789% 2/14/43 (g)(i)	51,394	1,674
Banc of America Commercial Mortgage Trust:
Series 2006-5:
Class A1, 5.185% 7/10/11	3,620	3,626
Class XP, 0.832% 9/10/47 (i)	114,601	3,571
Series 2006-6 Class XP, 0.4314% 10/10/45 (g)(i)	182,255	4,168
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	$ 11,035	$ 10,961
Series 2002-2 Class XP, 1.7692% 7/11/43 (c)(g)(i)	38,632	1,687
Series 2004-6 Class XP, 0.5477% 12/10/42 (g)(i)	50,778	948
Series 2005-4 Class XP, 0.1978% 7/10/45 (g)(i)	66,578	618
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class H, 6.72% 11/15/15 (c)(g)	1,070	1,070
Class J, 7.27% 11/15/15 (c)(g)	1,105	1,105
Class K, 7.92% 11/15/15 (c)(g)	995	994
Series 2006-LAQ:
Class H, 6% 2/9/21 (c)(g)	2,790	2,793
Class J, 6.09% 2/9/21 (c)(g)	2,010	2,012
Class K, 6.32% 2/9/21 (c)(g)	5,575	5,581
Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(g)	5,752	5,753
Class B, 6.28% 7/14/11 (c)(g)	2,868	2,867
Class C, 6.43% 7/14/11 (c)(g)	5,745	5,745
Class D, 7.061% 7/14/11 (c)(g)	3,291	3,293
Series 2006-LAQ Class X1, 0.6974% 2/9/21 (c)(g)(i)	521,349	1,804
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.9% 12/25/33 (c)(g)	8,055	8,068
Series 2004-1:
Class A, 5.68% 4/25/34 (c)(g)	4,201	4,209
Class B, 7.22% 4/25/34 (c)(g)	436	440
Class M1, 5.88% 4/25/34 (c)(g)	382	383
Class M2, 6.52% 4/25/34 (c)(g)	327	330
Series 2004-2:
Class A, 5.75% 8/25/34 (c)(g)	3,932	3,945
Class M1, 5.9% 8/25/34 (c)(g)	1,269	1,275
Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(g)	4,374	4,386
Class A2, 5.74% 1/25/35 (c)(g)	615	617
Series 2005-4A:
Class A2, 5.71% 1/25/36 (c)(g)	6,028	6,049
Class B1, 6.72% 1/25/36 (c)(g)	457	458
Class M1, 5.77% 1/25/36 (c)(g)	1,918	1,927
Class M2, 5.79% 1/25/36 (c)(g)	639	642
Class M3, 5.82% 1/25/36 (c)(g)	822	826
Class M4, 5.93% 1/25/36 (c)(g)	457	459
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M5, 5.97% 1/25/36 (c)(g)	$ 457	$ 459
Class M6, 6.02% 1/25/36 (c)(g)	457	459
Series 2006-1:
Class A2, 5.68% 4/25/36 (c)(g)	2,320	2,320
Class M1, 5.7% 4/25/36 (c)(g)	707	707
Class M2, 5.72% 4/25/36 (c)(g)	749	749
Class M3, 5.74% 4/25/36 (c)(g)	642	642
Class M4, 5.84% 4/25/36 (c)(g)	365	365
Class M5, 5.88% 4/25/36 (c)(g)	351	351
Class M6, 5.96% 4/25/36 (c)(g)	777	777
Series 2006-2A:
Class A2, 5.6% 7/25/36 (c)(g)	1,768	1,768
Class B1, 6.19% 7/25/36 (c)(g)	637	637
Class B3, 8.02% 7/25/36 (c)(g)	1,062	1,062
Class M1, 5.63% 7/25/36 (c)(g)	1,855	1,855
Class M2, 5.65% 7/25/36 (c)(g)	1,305	1,305
Class M3, 5.67% 7/25/36 (c)(g)	1,026	1,026
Class M4, 5.74% 7/25/36 (c)(g)	687	687
Class M5, 5.79% 7/25/36 (c)(g)	847	847
Class M6, 5.86% 7/25/36 (c)(g)	1,342	1,342
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	46,068	2,347
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	75,830	6,180
Series 2007-1:
Class A2, 5.59% 3/25/37 (c)(g)	2,831	2,831
Class B1, 5.99% 3/25/37 (c)(g)	906	906
Class B2, 6.47% 3/25/37 (c)(g)	652	652
Class B3, 8.67% 3/25/37 (c)(g)	1,871	1,871
Class M1, 5.59% 3/25/37 (c)(g)	761	761
Class M2, 5.61% 3/25/37 (c)(g)	572	572
Class M3, 5.64% 3/27/37 (c)(g)	508	508
Class M4, 5.69% 3/25/37 (c)(g)	383	383
Class M5, 5.74% 3/25/37 (c)(g)	637	637
Class M6, 5.82% 3/25/37 (c)(g)	891	891
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,777
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	2,375	2,358
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2002-TOP8 Class X2, 2.0554% 8/15/38 (c)(g)(i)	$ 42,442	$ 2,641
Series 2003-PWR2 Class X2, 0.53% 5/11/39 (c)(g)(i)	87,446	1,600
Series 2004-PWR6 Class X2, 0.6424% 11/11/41 (c)(g)(i)	29,833	821
Series 2005-PWR9 Class X2, 0.3898% 9/11/42 (c)(g)(i)	189,329	3,434
Series 2006-PW13 Class A1, 5.294% 9/11/41	13,478	13,556
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8294% 5/15/35 (c)(g)(i)	168,803	8,765
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 6.1731% 2/12/16 (c)(g)	6,283	6,358
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	3,715	3,641
Series 2004-C2 Class XP, 0.9464% 10/15/41 (c)(g)(i)	35,724	1,219
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	8,462	8,480
Series 2006-CD3 Class X3, 0.4531% 10/15/48 (g)(i)	338,675	8,241
COMM:
floater Series 2002-FL7:
Class D, 5.89% 11/15/14 (c)(g)	554	556
Class H, 7.57% 11/15/14 (c)(g)	6,613	6,627
Series 2004-LBN2 Class X2, 0.9783% 3/10/39 (c)(g)(i)	14,645	379
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.2657% 9/15/30 (g)	12,880	13,029
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	2,545	2,608
Commercial Mortgage pass thru certificates Series 2005-LP5 Class XP, 0.3889% 5/10/43 (g)(i)	67,536	866
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6729% 12/15/39 (g)(i)	259,230	9,282
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	12,255	11,969
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,876
Series 1999-C1 Class E, 7.8842% 9/15/41 (g)	6,370	6,810
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	118,395	3,270
Series 2002-CP5 Class A1, 4.106% 12/15/35	11,702	11,462
Series 2003-C3 Class ASP, 1.7654% 5/15/38 (c)(g)(i)	115,576	4,556
Series 2004-C1 Class ASP, 0.8775% 1/15/37 (c)(g)(i)	73,494	1,836
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2005-C1 Class ASP, 0.3925% 2/15/38 (c)(g)(i)	$ 341,590	$ 4,749
Series 2005-C2 Class ASP, 0.5715% 4/15/37 (c)(g)(i)	58,723	1,351
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	4,515	4,589
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	6,916	7,356
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	6,666	6,682
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4401% 5/15/33 (c)(g)(i)	75,399	2,389
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.4977% 9/13/28 (c)(g)	9,550	9,823
GE Commercial Mortgage Corp. sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,399
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	3,040	3,071
Class C, 5.707% 2/15/36	3,755	3,796
GMAC Commercial Mortgage Securities, Inc.:
sequential payer:
Series 1997-C2 Class A3, 6.566% 4/15/29	353	354
Series 2003-C2 Class A1, 4.576% 5/10/40	22,641	22,350
Series 2006-C1 Class XP, 4.975% 11/10/45	6,098	6,078
Series 2004-C3 Class X2, 0.6945% 12/10/41 (g)(i)	48,414	1,047
Series 2006-C1 Class XP, 0.1652% 11/10/45 (g)(i)	94,471	820
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (c)	4,000	4,010
Series 2003-C2 Class XP, 1.0042% 1/5/36 (c)(g)(i)	94,859	2,579
Series 2005-GG3 Class XP, 0.7928% 8/10/42 (c)(g)(i)	215,019	5,685
GS Mortgage Securities Corp. II sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,566
Hilton Hotel Pool Trust:
floater Series 2000-HLTA Class A2, 5.72% 10/3/15 (c)(g)	6,245	6,286
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	2,210	2,287
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	4,870	5,171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	$ 1,294	$ 1,320
Class B, 7.3% 8/3/15 (c)	1,980	2,073
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	5,936	5,939
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	7,246	7,246
Series 2002-C3 Class X2, 1.166% 7/12/35 (c)(g)(i)	32,167	853
Series 2003-CB7 Class X2, 0.7551% 1/12/38 (c)(g)(i)	15,555	356
Series 2003-LN1 Class X2, 0.6605% 10/15/37 (c)(g)(i)	112,535	2,159
Series 2004-C1 Class X2, 0.9921% 1/15/38 (c)(g)(i)	17,271	530
Series 2004-CB8 Class X2, 1.1185% 1/12/39 (c)(g)(i)	23,340	759
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	9,930	10,038
Series 1999-C1 Class A2, 6.78% 6/15/31	10,111	10,367
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,328
Series 2006-C6 Class A1, 5.23% 9/15/39	4,398	4,416
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	3,155	3,179
Series 2002-C4 Class XCP, 1.3976% 10/15/35 (c)(g)(i)	66,559	2,166
Series 2002-C7 Class XCP, 0.8928% 1/15/36 (c)(g)(i)	48,955	1,184
Series 2003-C1 Class XCP, 1.3426% 12/15/36 (c)(g)(i)	30,983	828
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (c)(g)(i)	51,901	1,516
Series 2004-C6 Class XCP, 0.6873% 8/15/36 (c)(g)(i)	59,860	1,223
Series 2006-C1 Class XCP, 0.352% 2/15/41 (g)(i)	251,893	4,308
Series 2006-C6 Class XCP, 0.6468% 9/15/39 (g)(i)	152,060	5,053
Series 2007-C1 Class XCP, 0.4571% 2/15/40 (g)(i)	59,120	1,518
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 7.37% 12/16/14 (c)(g)	5,585	5,585
Class K1, 7.87% 12/16/14 (c)(g)	2,850	2,849
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5149% 7/12/34 (c)(g)(i)	22,776	735
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2005-GGP1 Class H, 4.374% 11/15/10 (c)	$ 5,475	$ 5,422
Series 2005-MCP1 Class XP, 0.5737% 6/12/43 (g)(i)	57,206	1,486
Series 2005-MKB2 Class XP, 0.2805% 9/12/42 (g)(i)	28,304	317
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2 Class A1, 5.773% 6/12/46	5,837	5,904
Morgan Stanley Capital I Trust:
Series 2006-T23 Class A1, 5.682% 8/12/41	3,370	3,423
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (g)	5,105	5,129
Morgan Stanley Capital I, Inc.:
sequential payer:
Series 1999-LIFE Class A1, 6.97% 4/15/33	1,590	1,610
Series 2003-IQ5:
Class A2, 4.09% 4/15/38	2,148	2,124
Class X2, 0.9235% 4/15/38 (c)(g)(i)	36,989	1,047
Series 2003-IQ6 Class X2, 0.5914% 12/15/41 (c)(g)(i)	65,878	1,497
Series 2005-HQ5 Class X2, 0.3499% 1/14/42 (g)(i)	64,546	734
Series 2005-IQ9 Class X2, 1.0546% 7/15/56 (c)(g)(i)	53,718	2,118
Series 2005-TOP17 Class X2, 0.6093% 12/13/41 (g)(i)	41,338	1,103
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3949% 3/12/35 (c)(g)(i)	61,086	2,585
Series 2003-TOP9 Class X2, 1.5084% 11/13/36 (c)(g)(i)	39,613	1,801
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,234
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (c)(g)	4,490	4,498
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	2,154	2,178
Class E3, 7.253% 3/15/13 (c)	4,447	4,515
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL6A:
Class A2, 5.57% 10/15/17 (c)(g)	364	364
Class B, 5.62% 10/15/17 (c)(g)	1,135	1,135
Class D, 5.75% 10/15/17 (c)(g)	2,270	2,271
sequential payer Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	9,035	8,825
Series 2004-C14 Class PP, 5.3117% 8/15/41 (c)(g)	6,125	5,918
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class X, 0.0868% 1/15/45 (c)(g)(i)	$ 1,196,502	$ 8,006
Series 2006-C24 Class XP, 0.1049% 3/15/45 (c)(g)(i)	238,869	1,582
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $565,228)		559,965
Fixed-Income Funds - 12.3%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	893,204	89,070
Fidelity Corporate Bond 1-5 Year Central Fund (h)	1,341,952	135,242
Fidelity Ultra-Short Central Fund (h)	6,534,749	649,097
TOTAL FIXED-INCOME FUNDS (Cost $874,289)		873,409
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Commercial Banks - 0.1%
National Westminster Bank PLC 7.75% (g) (Cost $5,810)	$ 5,509	5,728
Cash Equivalents - 4.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Government Obligations) #	$ 141,140	141,119
(Collateralized by U.S. Government Obligations) # (a)	144,203	144,182
TOTAL CASH EQUIVALENTS (Cost $285,301)		285,301
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $7,463,857)		7,462,564
NET OTHER ASSETS - (5.0)%		(357,348)
NET ASSETS - 100%		$ 7,105,216
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Eurodollar Contracts
780 Eurodollar 90 Day Index Contracts	March 2007	$ 769,592	$ (1,468)
780 Eurodollar 90 Day Index Contracts	June 2007	769,879	(1,019)
780 Eurodollar 90 Day Index Contracts	Sept. 2007	770,240	(53)
780 Eurodollar 90 Day Index Contracts	Dec. 2007	770,543	601
780 Eurodollar 90 Day Index Contracts	March 2008	770,738	753
780 Eurodollar 90 Day Index Contracts	June 2008	770,816	119
780 Eurodollar 90 Day Index Contracts	Sept. 2008	770,854	162
780 Eurodollar 90 Day Index Contracts	Dec. 2008	770,855	82
TOTAL EURODOLLAR CONTRACTS			(823)
Sold
Eurodollar Contracts
101 Eurodollar 90 Day Index Contracts	March 2009	99,812	(42)
76 Eurodollar 90 Day Index Contracts	June 2009	75,100	(119)
74 Eurodollar 90 Day Index Contracts	Sept. 2009	73,118	(114)
73 Eurodollar 90 Day Index Contracts	Dec. 2009	72,121	(112)
72 Eurodollar 90 Day Index Contracts	March 2010	71,128	(107)
72 Eurodollar 90 Day Index Contracts	June 2010	71,121	(104)
70 Eurodollar 90 Day Index Contracts	Sept. 2010	69,139	(100)
69 Eurodollar 90 Day Index Contracts	Dec. 2010	68,144	(98)
22 Eurodollar 90 Day Index Contracts	March 2011	21,726	(31)
TOTAL EURODOLLAR CONTRACTS			(827)
			$ (1,650)

Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 8.45% 9/25/34

	Oct. 2034	$ 1,600	$ (91)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 7.2253% 11/25/34

	Dec. 2034	$ 1,645	$ (104)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	1,462	(43)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 8.85% 7/25/34	August 2034	1,462	(45)
Recieve monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,462	(54)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities 6.175% Series 2005-HE2 Class M3 2/25/35	March 2035	5,600	(133)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust 6.055% Series 2005-B Class M7 4/25/35	May 2035	5,600	(219)
Receive monthly notional amount multiplied by .56% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. 6.785% Series 2004-R11 Class M6, 11/25/34	Dec. 2034	7,000	(148)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 2,400	$ (62)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,462	(9)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,400	(60)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,462	(20)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,462	(16)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,330	(53)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,462	(57)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36

	July 2036	$ 4,500	$ (596)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital, par value of the notional amount of Morgan Stanley ABS Capital I Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	3,400	(808)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,100	(875)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	150	(1)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	555	(13)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	309	(4)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	3,625	(267)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37

	Sept. 2037	$ 12,500	$ (1,904)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	12,500	(1,715)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36	August 2036	12,500	(1,960)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	12,500	(2,020)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,462	(9)
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	12,000	14
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	4,000	5
Receive quarterly notional amount multiplied by .26% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	10,100	6
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	$ 12,200	$ 7
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	31
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,265	35
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	90
Receive semi-annually notional amount multiplied by .42% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2007	12,400	20
TOTAL CREDIT DEFAULT SWAPS		181,475	(11,078)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 8 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2007	35,840	(29)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 9 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2007	51,000	(41)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	June 2007	$ 57,300	$ (45)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	July 2007	18,100	(12)
Receive monthly a return equal to Lehman Brothers US ABS Floating Home Equity Index and pay monthly a floating rate based on the 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	51,000	(9)
TOTAL TOTAL RETURN SWAPS		213,240	(136)
		$ 394,715	$ (11,214)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $743,645,000 or 10.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,581,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $8,378,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,750,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 10,737
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$141,119,000 due 3/1/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 5,861
BNP Paribas Securities Corp.	5,763
Banc of America Securities LLC	13,056
Bank of America, NA	19,537
Barclays Capital, Inc.	34,385
Bear Stearns & Co., Inc.	3,907
Citigroup Global Markets, Inc.	3,907
Countrywide Securities Corp.	19,537
Goldman, Sachs & Co.	1,954
Societe Generale, New York Branch	5,861
UBS Securities LLC	27,351
$ 141,119
$144,182,000 due 3/1/07 at 5.34%
Banc of America Securities LLC	$ 144,182
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,739
Fidelity Corporate Bond 1-5 Year Central Fund	2,226
Fidelity Ultra-Short Central Fund	16,494
Total	$ 20,459

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 89,338*	$ -	$ 89,070	3.7%
Fidelity Corporate Bond 1-5 Year Central Fund	-	134,195*	-	135,242	10.4%
Fidelity Ultra-Short Central Fund	360,208	290,000	-	649,097	4.8%
Total	$ 360,208	$ 513,533	$ -	$ 873,409
* Includes the value of shares received through in-kind contributions. See Note 6 of the Notes to Financial Statements.
Income Tax Information

At August 31, 2006, the fund had a capital loss carryforward of approximately $49,856,000 of which $8,450,000, $4,866,000, $22,435,000 and $14,105,000 will expire on August 31, 2007, 2008, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $141,355 and repurchase agreements of $285,301) - See accompanying schedule: Unaffiliated issuers (cost $6,589,568)	$ 6,589,155
Fidelity Central Funds (cost $874,289)	873,409
Total Investments (cost $7,463,857)		$ 7,462,564
Cash		282
Receivable for investments sold		4,070
Receivable for swap agreements		241
Receivable for fund shares sold		12,787
Interest receivable		47,229
Distributions receivable from Fidelity Central Funds		3,718
Other receivables		77
Total assets		7,530,968

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 260,594
Payable for fund shares redeemed	4,759
Distributions payable	1,621
Swap agreements, at value	11,214
Accrued management fee	1,866
Payable for daily variation on futures contracts	631
Other affiliated payables	858
Other payables and accrued expenses	27
Collateral on securities loaned, at value	144,182
Total liabilities		425,752

Net Assets		$ 7,105,216
Net Assets consist of:
Paid in capital		$ 7,162,512
Undistributed net investment income		11,123
Accumulated undistributed net realized gain (loss) on investments		(54,263)
Net unrealized appreciation (depreciation) on investments		(14,156)
Net Assets, for 800,113 shares outstanding		$ 7,105,216
Net Asset Value, offering price and redemption price per share ($7,105,216 ÷ 800,113 shares)		$ 8.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Dividends		$ 518
Interest		153,166
Income from Fidelity Central Funds		20,459
Total income		174,143

Expenses
Management fee	$ 10,943
Transfer agent fees	3,433
Fund wide operations fee	1,070
Independent trustees' compensation	11
Miscellaneous	9
Total expenses before reductions	15,466
Expense reductions	(152)	15,314
Net investment income		158,829
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,044)
Futures contracts	(3,543)
Swap agreements	1,108
Capital gain distributions from Fidelity Central Funds	91
Total net realized gain (loss)		(8,388)
Change in net unrealized appreciation (depreciation) on: Investment securities:
Unaffiliated issuers	34,625
Fidelity Central Funds	(332)
Futures contracts	2,890
Swap agreements	(11,566)
Total change in net unrealized appreciation (depreciation)		25,617
Net gain (loss)		17,229
Net increase (decrease) in net assets resulting from operations		$ 176,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Four months ended August 31, 2006*	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 158,829	$ 92,212	$ 201,375
Net realized gain (loss)	(8,388)	(9,560)	(8,653)
Change in net unrealized appreciation (depreciation)	25,617	33,425	(56,735)
Net increase (decrease) in net assets resulting from operations	176,058	116,077	135,987
Distributions to shareholders from net investment income	(156,678)	(90,346)	(197,708)
Share transactions Proceeds from sales of shares	1,270,653	811,714	2,324,813
Reinvestment of distributions	146,138	83,646	179,567
Cost of shares redeemed	(676,036)	(441,411)	(1,456,102)
Net increase (decrease) in net assets resulting from share transactions	740,755	453,949	1,048,278
Total increase (decrease) in net assets	760,135	479,680	986,557

Net Assets
Beginning of period	6,345,081	5,865,401	4,878,844
End of period (including undistributed net investment income of $11,123, $8,972 and $6,980, respectively)	$ 7,105,216	$ 6,345,081	$ 5,865,401
Other Information Shares
Sold	143,330	92,079	262,268
Issued in reinvestment of distributions	16,463	9,485	20,246
Redeemed	(76,208)	(50,105)	(164,124)
Net increase (decrease)	83,585	51,459	118,390
* The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Year ended August 31,
	(Unaudited)	2006 G	2006 J	2005J	2004J	2003J	2002J
Selected Per-Share Data
Net asset value, beginning of period	$ 8.86	$ 8.82	$ 8.92	$ 8.99	$ 9.04	$ 8.78	$ 8.70
Income from Investment Operations
Net investment income D	.205	.133	.344	.243	.236	.346	.427
Net realized and unrealized gain (loss)	.017	.037	(.107)	(.067)	(.057)	.277	.076
Total from investment operations	.222	.170	.237	.176	.179	.623	.503
Distributions from net investment income	(.202)	(.130)	(.337)	(.246)	(.229)	(.363)	(.423)
Net asset value, end of period	$ 8.88	$ 8.86	$ 8.82	$ 8.92	$ 8.99	$ 9.04	$ 8.78
Total Return B, C	2.53%	1.95%	2.70%	1.98%	1.99%	7.23%	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45% A	.46%	.56%	.57%	.57%	.58%
Expenses net of fee waivers, if any	.45% A	.45% A	.46%	.56%	.57%	.57%	.58%
Expenses net of all reductions	.45% A	.44% A	.46%	.56%	.57%	.57%	.58%
Net investment income	4.67% A	4.48% A	3.88%	2.71%	2.61%	3.88%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$ 7,105	$ 6,345	$ 5,865	$ 4,879	$ 5,513	$ 5,695	$ 3,285
Portfolio turnover rate F	74% A, I	55% A	62%	93%	100%	80%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind. J For the period ended April 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for the Fixed-Income Central Funds, at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 33,689
Unrealized depreciation	(27,047)
Net unrealized appreciation (depreciation)	$ 6,642
Cost for federal income tax purposes	$ 7,455,922

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $1,052,551 and $532,192, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives an asset-based fee of .10% of the Fund's average net assets. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Exchange-In-Kind. During the period, the Fund exchanged securities for shares of two newly created Fidelity Fixed-Income Central Funds, all of which are affiliated investment companies managed by FIMM, an affiliate of FMR. The Fund delivered securities to each Fixed-Income Central Fund in exchange for shares of each respective Fixed-Income Central Fund, as presented in the accompanying table. Each exchange is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Fidelity Fixed-Income Central Fund	Value of Securities Delivered (including accrued interest)	Unrealized Appreciation/ (Depreciation)	Shares of Fixed-Income Central Fund Exchanged
1-3 Year Duration Securitized Bond Central Fund	$ 67,029	$ -	670
Corporate Bond 1-5 Year Central Fund	134,195	223	1,342
Total	$ 201,224	$ 223	2,012

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $126.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee and transfer agent expenses by $27 and $125 respectively.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2000 Fund, Fidelity Freedom 2010 Fund, and Fidelity Freedom Income Fund were the owners of record of approximately 19% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company (formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

STP-USAN-0407
1.784864.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007